Pioneer Multi-Asset Ultrashort Income Fund
Schedule of Investments  |  June 30, 2022

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

Schedule of Investments  |  6/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.4%
	Senior Secured Floating Rate Loan Interests — 4.1% of Net Assets*(a)
	Advertising Sales — 0.1%
972,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 4.739% (LIBOR + 350 bps), 8/21/26	$ 837,262
1,475,298	Outfront Media Capital LLC (Outfront Media Capital Corporation), Extended Term Loan, 3.416% (LIBOR + 175 bps), 11/18/26	1,407,066
	Total Advertising Sales	$2,244,328
	Advertising Services — 0.0%†
746,250	Dotdash Meredith, Inc., Term Loan B, 5.145% (Term SOFR + 400 bps), 12/1/28	$ 699,609
	Total Advertising Services	$699,609
	Aerospace & Defense — 0.0%†
1,523,438	ADS Tactical, Inc., Initial Term Loan, 7.345% (LIBOR + 575 bps), 3/19/26	$ 1,401,563
	Total Aerospace & Defense	$1,401,563
	Airlines — 0.1%
500,000	Air Canada, Term Loan, 4.25% (LIBOR + 350 bps), 8/11/28	$ 462,500
2,351,044	American Airlines, Inc., 2018 Replacement Term Loan, 3.374% (LIBOR + 175 bps), 6/27/25	2,092,429
740,625	United AirLines, Inc., Class B Term Loan, 5.392% (LIBOR + 375 bps), 4/21/28	689,152
	Total Airlines	$3,244,081
	Auto Parts & Equipment — 0.1%
492,251	IXS Holdings, Inc., Initial Term Loan, 5.916% (LIBOR + 425 bps), 3/5/27	$ 403,570
2,291,667	Visteon Corp., 2018 New Term Loan, 3.325% (LIBOR + 175 bps), 3/25/24	2,213,608
	Total Auto Parts & Equipment	$2,617,178
	Auto Repair Centers — 0.0%†
1,496,250	Driven Holdings, LLC, 2021 Term Loan, 3.517% (LIBOR + 300 bps), 12/17/28	$ 1,402,734
	Total Auto Repair Centers	$1,402,734
	Auto-Truck Trailers — 0.1%
497,488	American Trailer World Corp., First Lien Initial Term Loan, 5.375% (Term SOFR + 375 bps), 3/3/28	$ 445,665
1Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Auto-Truck Trailers — (continued)
333,333	Novae LLC, Delayed Draw Term Loan, 5.919% (Term SOFR + 500 bps), 12/22/28	$ 315,000
1,163,750	Novae LLC, Tranche B Term Loan, 6.625% (Term SOFR + 500 bps), 12/22/28	1,099,744
	Total Auto-Truck Trailers	$1,860,409
	Batteries/Battery Systems — 0.0%†
740,625	Energizer Holdings, Inc., 2020 Term Loan, 3.875% (LIBOR + 225 bps), 12/22/27	$ 704,982
	Total Batteries/Battery Systems	$704,982
	Broadcast Service & Programing — 0.0%†
1,097,250	Univision Communications, Inc., First Lien Initial Term Loan, 4.916% (LIBOR + 325 bps), 1/31/29	$ 1,049,245
	Total Broadcast Service & Programing	$1,049,245
	Building & Construction — 0.0%†
207,907	DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 5.416% (LIBOR + 375 bps), 3/31/28	$ 199,071
1,172,794	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 5.239% (LIBOR + 400 bps), 10/29/27	1,117,086
63,433	Service Logic Acquisition, Inc., First Lien Delay Draw Term Loan, 5.286% (LIBOR + 400 bps), 10/29/27	60,420
	Total Building & Construction	$1,376,577
	Building & Construction Products — 0.0%†
493,750	Cornerstone Building Brands, Inc., Tranche B Term Loan, 4.574% (LIBOR + 325 bps), 4/12/28	$ 411,973
	Total Building & Construction Products	$411,973
	Cable & Satellite Television — 0.2%
2,961,929	Charter Communications Operating, LLC, Term B-2 Loan, 3.42% (LIBOR + 175 bps), 2/1/27	$ 2,833,734
995,000	Radiate Holdco LLC, Amendment No. 6 Term Loan, 4.916% (LIBOR + 325 bps), 9/25/26	924,106
1,025,000	Virgin Media Bristol LLC, Facility Q, 4.574% (LIBOR + 325 bps), 1/31/29	982,719
1,484,673	Virgin Media Bristol LLC, N Facility, 3.824% (LIBOR + 250 bps), 1/31/28	1,394,200
2,175,000	Ziggo Financing Partnership, Term Loan I Facility, 3.824% (LIBOR + 250 bps), 4/30/28	2,032,265
	Total Cable & Satellite Television	$8,167,024
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — 0.1%
2,613,136	Flutter Entertainment plc, USD Term Loan, 4.50% (SOFR + 225 bps), 7/21/26	$ 2,490,102
	Total Casino Services	$2,490,102
	Cellular Telecom — 0.0%†
1,240,625	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 5.666% (LIBOR + 400 bps), 10/2/28	$ 1,136,205
	Total Cellular Telecom	$1,136,205
	Chemicals-Diversified — 0.1%
1,085,311	ARC Falcon I Inc., Initial Term Loan, 5.416% (LIBOR + 375 bps), 9/30/28	$ 1,004,998
992,500	Orion Engineered Carbons GmbH, 2021 Initial Dollar Term Loan, 4.501% (LIBOR + 225 bps), 9/24/28	971,409
2,574,000	Schweitzer-Mauduit International, Inc., Term B Loan, 5.438% (LIBOR + 375 bps), 4/20/28	2,445,300
	Total Chemicals-Diversified	$4,421,707
	Chemicals-Specialty — 0.1%
995,000	Diamond (BC) BV, Amendment No. 3 Refinancing Term Loan, 3.989% (LIBOR + 275 bps), 9/29/28	$ 921,868
990,000	INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 4.416% (LIBOR + 275 bps), 1/29/26	936,787
995,000	Olympus Water US Holding Corporation, Initial Dollar Term Loan, 6.063% (LIBOR + 375 bps), 11/9/28	929,703
1,719,380	Tronox Finance LLC, First Lien Refinancing Term Loan, 4.50% (LIBOR + 225 bps), 3/10/28	1,641,472
	Total Chemicals-Specialty	$4,429,830
	Commercial Services — 0.1%
1,875,000	Amentum Government Services Holdings LLC, First Lien Tranche 3 Term Loan, 4.777% (Term SOFR + 400 bps), 2/15/29	$ 1,788,281
1,116,562	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 5.188% (LIBOR + 350 bps), 6/2/28	927,864
473,813	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 5.416% (LIBOR + 375 bps), 12/15/28	443,459
3Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,776,093	Trans Union LLC, 2019 Replacement Term B-5 Loan, 3.416% (LIBOR + 175 bps), 11/16/26	$ 1,695,614
1,602,040	Trans Union LLC, 2021 Incremental Term B-6 Loan, 3.916% (LIBOR + 225 bps), 12/1/28	1,532,810
	Total Commercial Services	$6,388,028
	Computer Data Security — 0.1%
1,243,750	Magenta Buyer LLC, First Lien Initial Term Loan, 5.98% (LIBOR + 475 bps), 7/27/28	$ 1,123,521
696,491	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 5.184% (LIBOR + 400 bps), 4/24/28	634,387
	Total Computer Data Security	$1,757,908
	Computer Services — 0.1%
2,574,000	Ahead DB Holdings LLC, First Lien Term B Loan, 6.01% (LIBOR + 375 bps), 10/18/27	$ 2,432,430
1,212,016	Peraton Corp., First Lien Term B Loan, 5.416% (LIBOR + 375 bps), 2/1/28	1,141,567
1,704,681	Science Applications International Corporation, Tranche B2 Loan, 3.50% (Term SOFR + 187 bps), 3/12/27	1,693,316
893,250	Sitel Group, Initial Dollar Term Loan, 6.01% (LIBOR + 375 bps), 8/28/28	856,404
	Total Computer Services	$6,123,717
	Computer Software — 0.0%†
498,750	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 5.416% (LIBOR + 375 bps), 10/16/28	$ 448,044
395,000	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 4.16% (LIBOR + 275 bps), 2/15/28	362,017
	Total Computer Software	$810,061
	Computers-Integrated Systems — 0.1%
3,414,773	NCR Corporation, 2019 Initial Term Loan, 3.74% (LIBOR + 250 bps), 8/28/26	$ 3,323,712
	Total Computers-Integrated Systems	$3,323,712
	Consulting Services — 0.0%†
930,900	MAG DS Corp., Initial Term Loan, 7.75% (LIBOR + 550 bps), 4/1/27	$ 868,065
	Total Consulting Services	$868,065
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consumer Products — 0.0%†
493,750	Spectrum Brands, Inc., 2021 Term Loan, 3.67% (LIBOR + 200 bps), 3/3/28	$ 475,234
	Total Consumer Products	$475,234
	Containers-Paper & Plastic — 0.2%
5,738,145	Berry Global, Inc., Term Z Loan, 3.005% (LIBOR + 175 bps), 7/1/26	$ 5,564,807
1,483,787	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 4.712% (LIBOR + 375 bps), 11/3/25	1,378,995
	Total Containers-Paper & Plastic	$6,943,802
	Cruise Lines — 0.0%†
1,470,000	Carnival Corp., Initial Advance, 5.877% (LIBOR + 300 bps), 6/30/25	$ 1,372,245
	Total Cruise Lines	$1,372,245
	Data Processing & Management — 0.0%†
498,750	Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, 4.747% (Term SOFR + 325 bps), 1/18/29	$ 466,331
	Total Data Processing & Management	$466,331
	Diagnostic Equipment — 0.1%
2,336,584	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 3.916% (LIBOR + 225 bps), 11/8/27	$ 2,245,067
1,480,050	Curia Global, Inc., First Lien 2021 Term Loan, 4.989% (LIBOR + 375 bps), 8/30/26	1,396,797
	Total Diagnostic Equipment	$3,641,864
	Direct Marketing — 0.0%†
653,604	Red Ventures, LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 4.166% (LIBOR + 250 bps), 11/8/24	$ 625,336
	Total Direct Marketing	$625,336
	Disposable Medical Products — 0.1%
997,500	Medline Borrower, LP, Initial Dollar Term Loan, 4.916% (LIBOR + 325 bps), 10/23/28	$ 926,963
1,200,000	Sotera Health Holdings, LLC, First Lien Refinancing Loan, 4.416% (LIBOR + 275 bps), 12/11/26	1,143,000
	Total Disposable Medical Products	$2,069,963
5Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Distribution & Wholesale — 0.0%†
498,750	Pearls Bidco B.V. (Netherlands), Facility B (USD), 4.516% (Term SOFR + 400 bps), 2/26/29	$ 470,695
3,125	Resideo Funding Inc., Initial Term Loan, 3.36% (LIBOR + 225 bps), 2/11/28	3,026
	Total Distribution & Wholesale	$473,721
	E-Commerce — 0.0%†
493,750	CNT Holdings I Corp., First Lien Initial Term Loan, 4.69% (LIBOR + 350 bps), 11/8/27	$ 469,526
	Total E-Commerce	$469,526
	Electric-Generation — 0.1%
1,599,395	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 6.00% (LIBOR + 375 bps), 10/2/25	$ 1,362,152
554,821	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 3.273% (LIBOR + 175 bps), 12/31/25	532,490
	Total Electric-Generation	$1,894,642
	Electric-Integrated — 0.0%†
479,452	Pike Corp., 2028 Initial Term Loan, 4.67% (LIBOR + 300 bps), 1/21/28	$ 456,978
	Total Electric-Integrated	$456,978
	Electronic Composition — 0.1%
1,778,805	Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 5.889% (Term SOFR + 425 bps), 4/14/29	$ 1,704,095
	Total Electronic Composition	$1,704,095
	Engines — 0.0%†
1,488,750	Arcline FM Holdings, LLC, First Lien Initial Term Loan, 7.627% (LIBOR + 475 bps), 6/23/28	$ 1,403,147
	Total Engines	$1,403,147
	Enterprise Software & Services — 0.0%†
1,240,625	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 5.666% (LIBOR + 400 bps), 5/12/28	$ 1,147,578
	Total Enterprise Software & Services	$1,147,578
	Entertainment Software — 0.0%†
839,375	Playtika Holding Corp., Term B-1 Loan, 4.416% (LIBOR + 275 bps), 3/13/28	$ 792,580
	Total Entertainment Software	$792,580
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/226

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Credit Card — 0.0%†
495,004	FleetCor Technologies Operating Company, LLC, Term B-4 Loan, 3.416% (LIBOR + 175 bps), 4/28/28	$ 477,723
	Total Finance-Credit Card	$477,723
	Finance-Investment Banker — 0.1%
2,468,750	Citadel Securities LP, 2021 Term Loan, 4.14% (Term SOFR + 250 bps), 2/2/28	$ 2,381,573
938,125	Hudson River Trading LLC, Term Loan, 4.64% (Term SOFR + 300 bps), 3/20/28	878,320
	Total Finance-Investment Banker	$3,259,893
	Finance-Leasing Company — 0.1%
1,234,962	Avolon TLB Borrower 1 (US) LLC, 2021 Term B-5 Loan, 3.845% (LIBOR + 225 bps), 12/1/27	$ 1,176,687
1,144,959	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 3.345% (LIBOR + 175 bps), 1/15/25	1,092,720
1,354,318	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 3.095% (LIBOR + 150 bps), 2/12/27	1,282,539
2,430,000	Setanta Aircraft Leasing DAC, Loan, 4.251% (LIBOR + 200 bps), 11/5/28	2,318,827
	Total Finance-Leasing Company	$5,870,773
	Food-Meat Products — 0.0%†
937,807	JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 2.804% (LIBOR + 200 bps), 5/1/26	$ 908,500
	Total Food-Meat Products	$908,500
	Food-Wholesale & Distributions — 0.0%†
972,500	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 3.575% (LIBOR + 200 bps), 9/13/26	$ 916,095
	Total Food-Wholesale/Distrib	$916,095
	Footwear & Related Apparel — 0.1%
3,000,000	Crocs, Inc., Term Loan, 4.00% (Term SOFR + 350 bps), 2/20/29	$ 2,761,500
	Total Footwear & Related Apparel	$2,761,500
	Forestry — 0.0%†
1,572,000	Asplundh Tree Expert, LLC, Amendment No. 1 Term Loan, 3.416% (LIBOR + 175 bps), 9/7/27	$ 1,525,962
	Total Forestry	$1,525,962
7Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Gambling (Non-Hotel) — 0.0%†
995,000	Bally's Corporation, Term B Facility Loan, 4.37% (LIBOR + 325 bps), 10/2/28	$ 926,949
604,855	Enterprise Development Authority, Term Loan B, 5.916% (LIBOR + 425 bps), 2/28/28	585,009
	Total Gambling (Non-Hotel)	$1,511,958
	Home Furnishings — 0.0%†
992,500	Herman Miller, Inc. , Initial Term B Loan, 3.688% (LIBOR + 200 bps), 7/19/28	$ 916,615
	Total Home Furnishings	$916,615
	Hotels & Motels — 0.0%†
496,250	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 4.666% (LIBOR + 300 bps), 8/2/28	$ 465,358
	Total Hotels & Motels	$465,358
	Human Resources — 0.1%
987,500	CCRR Parent, Inc., First Lien Initial Term Loan, 6.01% (LIBOR + 375 bps), 3/6/28	$ 952,937
879,724	Team Health Holdings, Inc., Extended Term Loan, 6.775% (Term SOFR + 525 bps), 3/2/27	748,865
	Total Human Resources	$1,701,802
	Independ Power Producer — 0.0%†
740,125	Calpine Construction Finance Company, L.P., Term B Loan, 3.666% (LIBOR + 200 bps), 1/15/25	$ 713,526
486,250	Calpine Corporation, Term Loan, 3.666% (LIBOR + 200 bps), 8/12/26	461,851
480,267	EFS Cogen Holdings I LLC, Term B Advance, 5.76% (LIBOR + 350 bps), 10/1/27	451,091
	Total Independ Power Producer	$1,626,468
	Insurance Brokers — 0.0%†
970,000	Alliant Holdings Intermediate, LLC, 2019 New Term Loan, 4.916% (LIBOR + 325 bps), 5/9/25	$ 925,744
	Total Insurance Brokers	$925,744
	Internet Security — 0.0%†
1,000,000(b)	NortonLifeLock, Inc., Term Loan B, 2.50% (Term SOFR + 200 bps), 1/28/29	$ 950,938
	Total Internet Security	$950,938
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/228

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Investment Management & Advisory Services — 0.1%
990,000	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 5.166% (LIBOR + 350 bps), 4/7/28	$ 914,513
997,500	LHS Borrower LLC, Initial Term Loan, 6.375% (Term SOFR + 475 bps), 2/16/29	905,231
1,487,873	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 5.00% (LIBOR + 350 bps), 5/30/25	1,389,922
	Total Investment Management & Advisory Services	$3,209,666
	Lasers-System & Components — 0.1%
2,500,000(b)	II-VI Incorporated, Term Loan B, 3.25% (LIBOR + 275 bps), 12/8/28	$ 2,401,250
	Total Lasers-Syst/Components	$2,401,250
	Machinery — 0.0%†
1,500,000(b)	Ali Group S.R.L., Term Loan B, 2.00% (LIBOR + 200 bps), 10/13/28	$ 1,437,499
137,605	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 3.375% (Term SOFR + 175 bps), 3/1/27	132,517
	Total Machinery	$1,570,016
	Machinery-Pumps — 0.0%†
1,070,414	Circor International, Inc., Initial Term Loan, 7.142% (LIBOR + 550 bps), 12/20/28	$ 984,781
	Total Machinery-Pumps	$984,781
	Medical Information Systems — 0.0%†
641,304	athenahealth, Inc., Initial Term Loan, 5.009% (Term SOFR + 350 bps), 2/15/29	$ 591,924
	Total Medical Information Systems	$591,924
	Medical Labs & Testing Services — 0.1%
2,361,699	Envision Healthcare Corp., Initial Term Loan, 5.416% (LIBOR + 375 bps), 10/10/25	$ 824,486
1,001,851	Icon Public Limited Company, Lux Term Loan, 4.563% (LIBOR + 225 bps), 7/3/28	970,126
1,794,732	Phoenix Guarantor Inc., First Lien Tranche B-1 Term Loan, 4.916% (LIBOR + 325 bps), 3/5/26	1,680,877
1,234,375	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 5.142% (LIBOR + 350 bps), 3/5/26	1,156,069
1,339,875	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 5.312% (LIBOR + 425 bps), 10/1/28	1,255,654
	Total Medical Labs & Testing Services	$5,887,212
9Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Medical Products — 0.0%†
1,476,636	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.416% (LIBOR + 375 bps), 11/13/25	$ 1,352,968
317,141	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 5.416% (LIBOR + 375 bps), 11/13/25	290,580
	Total Medical Products	$1,643,548
	Medical-Drugs — 0.1%
2,352,501	Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 3.666% (LIBOR + 200 bps), 11/15/27	$ 2,228,628
249,612	Icon Public Limited Company, U.S. Term Loan, 4.563% (LIBOR + 225 bps), 7/3/28	241,707
1,113,750	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 5.166% (LIBOR + 350 bps), 5/5/28	1,064,626
1,396,250	Organon & Co., Dollar Term Loan, 4.625% (LIBOR + 300 bps), 6/2/28	1,346,218
800,000	Padagis LLC, Term B Loan, 5.719% (LIBOR + 475 bps), 7/6/28	738,000
	Total Medical-Drugs	$5,619,179
	Medical-Hospitals — 0.0%†
1,296,750	EyeCare Partners, LLC, First Lien Amendment No. 1 Term Loan, 6.00% (LIBOR + 375 bps), 11/15/28	$ 1,197,062
	Total Medical-Hospitals	$1,197,062
	Metal Processors & Fabrication — 0.0%†
350,825	WireCo WorldGroup, Inc., Initial Term Loan, 5.688% (LIBOR + 425 bps), 11/13/28	$ 330,653
	Total Metal Processors & Fabrication	$330,653
	Multimedia — 0.0%†
414,375	The E.W. Scripps Company, Tranche B-3 Term Loan, 4.416% (LIBOR + 275 bps), 1/7/28	$ 393,138
	Total Multimedia	$393,138
	Music — 0.0%†
1,000,000	WMG Acquisition Corp., Tranche G Term Loan, 3.791% (LIBOR + 212 bps), 1/20/28	$ 963,000
	Total Music	$963,000
	Networking Products — 0.1%
2,511,750	GoTo Group, Inc., First Lien Initial Term Loan, 6.345% (LIBOR + 475 bps), 8/31/27	$ 1,971,724
	Total Networking Products	$1,971,724
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2210

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Non-hazardous Waste Disposal — 0.1%
1,310,852	GFL Environmental Inc., 2020 Refinancing Term Loan, 4.239% (LIBOR + 300 bps), 5/30/25	$ 1,282,669
742,500	WIN Waste Innovations Holdings Inc., Initial Term Loan, 5.00% (LIBOR + 275 bps), 3/24/28	707,231
	Total Non-hazardous Waste Disposal	$1,989,900
	Office Automation & Equipment — 0.0%†
1,076,375	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 5.67% (LIBOR + 400 bps), 3/17/28	$ 1,030,629
	Total Office Automation & Equipment	$1,030,629
	Paper & Related Products — 0.0%†
118,333	Sylvamo Corp., Term Loan B, 6.166% (LIBOR + 450 bps), 8/18/28	$ 112,417
	Total Paper & Related Products	$112,417
	Physical Therapy & Rehabilitation Centers — 0.0%†
997,500	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 6.256% (LIBOR + 475 bps), 11/24/28	$ 957,600
	Total Physical Therapy & Rehabilitation Centers	$957,600
	Pipelines — 0.1%
1,642,420	Centurion Pipeline Company, LLC, Initial Term Loan, 4.916% (LIBOR + 325 bps), 9/29/25	$ 1,592,121
1,243,750	Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 4.705% (LIBOR + 325 bps), 10/5/28	1,183,894
	Total Pipelines	$2,776,015
	Printing-Commercial — 0.0%†
742,500	Cimpress plc, Tranche B-1 Term Loan, 5.166% (LIBOR + 350 bps), 5/17/28	$ 688,669
	Total Printing-Commercial	$688,669
	Private Equity — 0.0%†
540,594	Victory Capital Holdings, Inc., 2021 Incremental Term Loan, 4.50% (LIBOR + 225 bps), 12/29/28	$ 518,295
753,861	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 3.219% (LIBOR + 225 bps), 7/1/26	725,237
	Total Private Equity	$1,243,532
	Property & Casualty Insurance — 0.1%
4,667,472	Asurion LLC, New B-7 Term Loan, 4.666% (LIBOR + 300 bps), 11/3/24	$ 4,396,759
11Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Property & Casualty Insurance — (continued)
1,179,383	Asurion LLC, New B-8 Term Loan, 4.916% (LIBOR + 325 bps), 12/23/26	$ 1,072,501
987,500	Asurion LLC, New B-9 Term Loan, 4.916% (LIBOR + 325 bps), 7/31/27	896,156
	Total Property & Casualty Insurance	$6,365,416
	Protection-Safety — 0.0%†
497,500	APX Group, Inc., Initial Term Loan, 5.009% (LIBOR + 350 bps), 7/10/28	$ 471,070
918,881	Prime Security Services Borrower, LLC, First Lien 2021 Refinancing Term B-1 Loan, 3.50% (LIBOR + 275 bps), 9/23/26	861,222
	Total Protection-Safety	$1,332,292
	Publishing — 0.0%†
1,000,000	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 6.875% (Term SOFR + 525 bps), 4/9/29	$ 909,375
	Total Publishing	$909,375
	Racetracks — 0.0%†
493,750	Churchill Downs Incorporated, 2021 Incremental Term B Loan, 3.67% (LIBOR + 200 bps), 3/17/28	$ 466,594
	Total Racetracks	$466,594
	Recreational Centers — 0.0%†
1,220,288	Fitness International LLC, Term B Loan, 4.916% (LIBOR + 325 bps), 4/18/25	$ 1,090,633
	Total Recreational Centers	$1,090,633
	Recycling — 0.0%†
841,500	Harsco Corporation, Term B-3 Loan, 3.938% (LIBOR + 225 bps), 3/10/28	$ 780,491
	Total Recycling	$780,491
	Rental Auto & Equipment — 0.1%
1,955,697	Avis Budget Car Rental, LLC, New Tranche B Term Loan, 3.42% (LIBOR + 175 bps), 8/6/27	$ 1,849,355
960,901	Fly Funding II S.a r.l., Replacement Loan, 3.13% (LIBOR + 175 bps), 8/11/25	903,247
	Total Rental Auto & Equipment	$2,752,602
	Retail — 0.2%
985,000	84 Lumber Company, Term B-1 Loan, 4.666% (LIBOR + 300 bps), 11/13/26	$ 944,369
3,129,906	Beacon Roofing Supply, Inc., 2028 Term Loan, 3.916% (LIBOR + 225 bps), 5/19/28	2,989,060
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2212

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
837,298	Great Outdoors Group LLC, Term B-2 Loan, 5.416% (LIBOR + 375 bps), 3/6/28	$ 767,871
1,152,083	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 6.166% (LIBOR + 450 bps), 11/9/27	1,031,114
987,500	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 5.50% (LIBOR + 325 bps), 3/3/28	932,200
744,375	PetSmart LLC, Initial Term Loan, 4.50% (LIBOR + 375 bps), 2/11/28	701,806
1,091,750	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3.625% (Term SOFR + 200 bps), 8/4/28	1,048,507
742,924	RVR Dealership Holdings, LLC, Term Loan, 5.168% (Term SOFR + 375 bps), 2/8/28	630,247
746,250	Whatabrands LLC, Initial Term B Loan, 4.916% (LIBOR + 325 bps), 8/3/28	700,853
	Total Retail	$9,746,027
	Retail-Restaurants — 0.0%†
1,181,917	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 3.416% (LIBOR + 175 bps), 11/19/26	$ 1,131,094
	Total Retail-Restaurants	$1,131,094
	Security Services — 0.1%
1,985,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 5.416% (LIBOR + 375 bps), 5/12/28	$ 1,827,854
1,500,000	Garda World Security Corp., Term B-2 Loan, 5.90% (LIBOR + 425 bps), 10/30/26	1,395,000
	Total Security Services	$3,222,854
	Soap & Cleaning Preparation — 0.0%†
995,000	Knight Health Holdings LLC, Term B Loan, 6.916% (LIBOR + 525 bps), 12/23/28	$ 825,850
	Total Soap & Cleaning Preparation	$825,850
	Telephone-Integrated — 0.2%
4,990,234	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 3.416% (LIBOR + 175 bps), 3/1/27	$ 4,636,761
4,933,549	Lumen Technologies Inc., Term B Loan, 3.916% (LIBOR + 225 bps), 3/15/27	4,546,058
	Total Telephone-Integrated	$9,182,819
13Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Television — 0.1%
4,000,001	Gray Television, Inc., Term C Loan, 3.562% (LIBOR + 250 bps), 1/2/26	$ 3,840,001
	Total Television	$3,840,001
	Textile-Home Furnishings — 0.0%†
1,795,500	Runner Buyer, Inc., Initial Term Loan, 7.075% (LIBOR + 550 bps), 10/20/28	$ 1,400,490
	Total Textile-Home Furnishings	$1,400,490
	Therapeutics — 0.1%
1,135,625	Horizon Therapeutics USA, Inc., Incremental Term B-2 Loan, 3.375% (LIBOR + 175 bps), 3/15/28	$ 1,098,717
2,358,343	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 3.625% (LIBOR + 200 bps), 5/22/26	2,286,119
	Total Therapeutics	$3,384,836
	Transportation - Trucks — 0.1%
1,488,750	Carriage Purchaser, Inc., Term B Loan, 5.916% (LIBOR + 425 bps), 9/30/28	$ 1,363,137
987,500	Daseke Cos., Inc., 2021 Initial Term Loan, 5.60% (LIBOR + 400 bps), 3/9/28	923,312
	Total Transportation - Trucks	$2,286,449
	Transportation Services — 0.0%†
997,500	Echo Global Logistics, Inc., First Lien Initial Term Loan, 5.166% (LIBOR + 350 bps), 11/23/28	$ 933,286
	Total Transportation Services	$933,286
	Transport-Equipment & Leasing — 0.0%†
957,500	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 5.78% (LIBOR + 375 bps), 9/11/23	$ 872,821
	Total Transport-Equipment & Leasing	$872,821
	Veterinary Diagnostics — 0.1%
2,826,074	Elanco Animal Health Incorporated, Term Loan, 2.812% (LIBOR + 175 bps), 8/1/27	$ 2,674,173
	Total Veterinary Diagnostics	$2,674,173
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2214

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Web Hosting/Design — 0.0%†
495,000	Endurance International Group Holdings, Inc., Initial Term Loan, 4.62% (LIBOR + 350 bps), 2/10/28	$ 447,975
1,225,000	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-4 Term Loan, 3.666% (LIBOR + 200 bps), 8/10/27	1,177,312
	Total Web Hosting/Design	$1,625,287
	Total Senior Secured Floating Rate Loan Interests (Cost $208,312,043)	$195,070,714

	Asset Backed Securities — 25.3% of Net Assets
114,629(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 1.674% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$ 113,086
95,591(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1.524% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	95,082
534,651(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1.524% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	520,269
655,082(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1.524% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	634,886
41,254(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1.524% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	41,235
1,221,483(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1.554% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	1,194,655
3,550,000(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 2.284% (3 Month USD LIBOR + 110 bps), 10/23/34 (144A)	3,541,810
3,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CR, 5.263% (3 Month USD LIBOR + 420 bps), 4/20/31 (144A)	2,755,944
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 3.013% (3 Month USD LIBOR + 195 bps), 1/20/32 (144A)	4,911,670
4,794,088	ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27 (144A)	4,713,850
3,805,084	ACC Auto Trust, Series 2022-A, Class A, 4.58%, 7/15/26 (144A)	3,776,783
15Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,973,889
15,857,685	ACM Auto Trust, Series 2022-1A, Class A, 3.23%, 4/20/29 (144A)	15,804,018
1,000,000	ACM Auto Trust, Series 2022-1A, Class C, 5.48%, 4/20/29 (144A)	992,490
3,000,000	ACM Auto Trust, Series 2022-1A, Class D, 8.58%, 4/20/29 (144A)	2,970,003
12,900,000(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 2.923% (1 Month USD LIBOR + 140 bps), 1/15/37 (144A)	12,348,546
3,140,278(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 2.063% (3 Month USD LIBOR + 100 bps), 7/20/34 (144A)	3,133,548
3,075,000(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 2.044% (3 Month USD LIBOR + 100 bps), 10/15/34 (144A)	3,068,355
8,570,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	8,456,987
28,996(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 2.659% (1 Month USD LIBOR + 103 bps), 7/25/32	28,546
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,591,018
2,300,000(a)	Antares CLO LTD, Series 2019-2A, Class D, 5.934% (3 Month USD LIBOR + 475 bps), 1/23/32 (144A)	2,087,308
3,439,536(a)	Apres Static CLO, Ltd., Series 2019-1A, Class A1R, 2.114% (3 Month USD LIBOR + 107 bps), 10/15/28 (144A)	3,414,142
4,181,764	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	4,053,821
6,501,213	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	6,232,266
6,666,526	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	6,162,999
7,500,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class D, 3.843% (1 Month Term SOFR + 256 bps), 2/15/35 (144A)	7,187,224
1,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 3.524% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	921,247
7,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 4.224% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	7,162,935
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2216

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 4.724% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	$ 2,312,270
1,500,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class E, 4.529% (SOFR30A + 375 bps), 1/15/37 (144A)	1,374,750
3,750,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class D, 5.629% (1 Month Term SOFR + 435 bps), 5/15/37 (144A)	3,641,296
4,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 2.184% (3 Month USD LIBOR + 100 bps), 1/25/35 (144A)	3,999,800
540,042	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.99%, 7/15/24 (144A)	539,828
7,378,311	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	7,277,144
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 3.913% (3 Month USD LIBOR + 285 bps), 4/20/31 (144A)	233,860
3,197,935	Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26 (144A)	3,123,810
6,310,380(a)	Atlas Senior Loan Fund III, Ltd., Series 2013-1A, Class AR, 2.274% (3 Month USD LIBOR + 83 bps), 11/17/27 (144A)	6,242,796
1,108,072	Avid Automobile Receivables Trust, Series 2021-1, Class A, 0.61%, 1/15/25 (144A)	1,088,608
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,434,407
6,250,000(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 2.574% (3 Month USD LIBOR + 153 bps), 1/15/31 (144A)	6,111,725
3,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 3.671% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	3,343,254
205,660(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 2.524% (1 Month USD LIBOR + 90 bps), 10/27/32	200,449
2,090,190	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	1,980,995
2,665,042(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 2.234% (3 Month USD LIBOR + 105 bps), 4/24/29 (144A)	2,635,887
3,622,703	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	3,100,986
17Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,674,221(a)	Blackrock DLF VIII-L CLO Trust, Series 2021-1A, Class A, 2.394% (3 Month USD LIBOR + 135 bps), 4/17/32 (144A)	$ 1,641,306
5,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1, 4.579% (3 Month USD LIBOR + 275 bps), 12/15/28 (144A)	4,867,240
2,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 7.229% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	1,893,196
9,825,000(a)	BRSP, Ltd., Series 2021-FL1, Class A, 2.762% (1 Month USD LIBOR + 115 bps), 8/19/38 (144A)	9,543,828
4,050,000(a)	BRSP, Ltd., Series 2021-FL1, Class D, 4.312% (1 Month USD LIBOR + 270 bps), 8/19/38 (144A)	3,970,511
3,600,000(a)	BRSP, Ltd., Series 2021-FL1, Class E, 5.062% (1 Month USD LIBOR + 345 bps), 8/19/38 (144A)	3,528,360
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 4.074% (1 Month USD LIBOR + 275 bps), 12/15/38 (144A)	1,869,198
453,126	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	425,181
8,000,000(a)	CAL Receivables LLC, Series 2022-1, Class B, 5.129% (SOFR30A + 435 bps), 10/15/22 (144A)	7,852,176
500,000(a)	California Street CLO IX LP, Series 2012-9A, Class XR2, 1.744% (3 Month USD LIBOR + 70 bps), 7/16/32 (144A)	500,000
944,541	CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24 (144A)	942,308
1,750,000	CarNow Auto Receivables Trust, Series 2021-1A, Class B, 1.38%, 2/17/26 (144A)	1,723,486
1,150,000	CarNow Auto Receivables Trust, Series 2021-1A, Class C, 2.16%, 2/17/26 (144A)	1,113,327
5,607,826	CarNow Auto Receivables Trust, Series 2021-2A, Class A, 0.73%, 9/15/23 (144A)	5,583,522
8,304,495	CarNow Auto Receivables Trust, Series 2022-1A, Class A, 3.44%, 7/15/24 (144A)	8,277,592
1,750,000	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	1,727,198
5,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	4,942,474
347,733	Carvana Auto Receivables Trust, Series 2021-N3, Class N, 2.53%, 6/12/28 (144A)	347,533
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	896,142
2,134,023	Carvana Auto Receivables Trust, Series 2021-P4, Class N, 2.15%, 9/11/28 (144A)	2,122,456
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2218

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
73(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	$ 73
1,500,000(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 2.894% (3 Month USD LIBOR + 185 bps), 10/15/31 (144A)	1,484,114
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 3.784% (3 Month USD LIBOR + 260 bps), 10/24/33 (144A)	1,374,515
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 9.344% (3 Month USD LIBOR + 816 bps), 10/24/33 (144A)	4,335,155
16,447,373(a)	CIFC Funding, Ltd., Series 2015-3A, Class AR, 1.914% (3 Month USD LIBOR + 87 bps), 4/19/29 (144A)	16,126,189
5,700,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 2.084% (3 Month USD LIBOR + 90 bps), 1/23/35 (144A)	5,687,511
2,129,725	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.69%, 4/14/25 (144A)	2,085,448
3,770,000	CIG Auto Receivables Trust, Series 2021-1A, Class C, 1.79%, 4/12/27 (144A)	3,558,834
724,722(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 3.012% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	718,321
515,000(a)	Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 2.131% (1 Month USD LIBOR + 34 bps), 6/7/25	515,299
6,662,703	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	6,459,325
502,603	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	499,613
123,829(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 3.074% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	124,070
1,113,423(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 2.474% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	1,107,791
1,793,876(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.274% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	1,759,025
77,821	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	76,098
1,383,844(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 2.124% (1 Month USD LIBOR + 50 bps), 2/25/44 (144A)	1,362,692
19Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,634,859(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 2.194% (1 Month USD LIBOR + 57 bps), 9/25/45 (144A)	$ 2,602,373
1,708,383(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 2.424% (1 Month USD LIBOR + 80 bps), 2/25/46 (144A)	1,695,028
3,445,450(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 2.524% (1 Month USD LIBOR + 90 bps), 1/25/47 (144A)	3,392,437
3,677,729	Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26 (144A)	3,655,125
11,100,000	Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26 (144A)	10,767,485
4,470,000	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	4,395,328
4,398,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,289,527
5,000,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29 (144A)	4,873,353
3,031,733	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class A, 1.35%, 2/16/27 (144A)	2,955,087
7,870,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	7,436,223
1,350,000	Crossroads Asset Trust, Series 2021-A, Class B, 1.12%, 6/20/25 (144A)	1,298,886
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	471,180
25,733(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust Series, Series 2006-RES, Class 4N1A, 1.604% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	25,730
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	60
5,963,851(a)	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 1.53% (1 Month USD LIBOR + 33 bps), 12/11/34 (144A)	5,922,859
707,904(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 2.474% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	706,038
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 3.063% (3 Month USD LIBOR + 200 bps), 7/20/30 (144A)	4,556,726
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 3.313% (3 Month USD LIBOR + 225 bps), 7/20/30 (144A)	6,201,955
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2220

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,338,257(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class AR, 2.624% (3 Month USD LIBOR + 158 bps), 4/15/29 (144A)	$ 3,320,354
7,000,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 3.044% (3 Month USD LIBOR + 200 bps), 4/15/29 (144A)	6,885,095
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 3.794% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	3,281,669
1,125,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 1.744% (3 Month USD LIBOR + 70 bps), 4/15/33 (144A)	1,125,000
182,095	Encina Equipment Finance LLC, Series 2021-1A, Class A1, 0.50%, 9/15/25 (144A)	181,946
256,704	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	256,835
4,192,225	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	4,102,043
3,144,169	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	3,079,950
993,063	FHF Trust, Series 2020-1A, Class A, 2.59%, 12/15/23 (144A)	992,281
5,597,130	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	5,377,248
3,305,640	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	3,168,960
5,482(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 2.479% (1 Month USD LIBOR + 86 bps), 6/25/34	5,456
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 2.193% (3 Month USD LIBOR + 113 bps), 10/20/32 (144A)	4,855,465
8,250,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 2.594% (3 Month USD LIBOR + 155 bps), 10/15/33 (144A)	7,963,486
2,750,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 2.349% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	2,721,719
10,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 1.587% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	9,841,010
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 2.867% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	6,668,326
21Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,722,438	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	$ 6,220,284
3,701,691	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	3,477,096
2,238,126	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.27%, 2/18/25 (144A)	2,233,951
1,300,000	Freed ABS Trust, Series 2021-1CP, Class C, 2.83%, 3/20/28 (144A)	1,272,781
678,571	Freed ABS Trust, Series 2021-3FP, Class A, 0.62%, 11/20/28 (144A)	676,833
1,000,000	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	895,270
2,354,595	Freed ABS Trust, Series 2022-1FP, Class A, 0.94%, 3/19/29 (144A)	2,327,878
2,200,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class D, 4.71%, 9/22/25 (144A)	2,043,982
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	11,355,083
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	916,141
576,288	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 6/17/24 (144A)	576,446
782,404	Gold Key Resorts LLC, Series 2014-A, Class B, 3.72%, 3/17/31 (144A)	772,646
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 7.563% (3 Month USD LIBOR + 650 bps), 4/20/34 (144A)	460,561
3,000,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 2.963% (3 Month USD LIBOR + 160 bps), 11/5/29 (144A)	2,951,676
10,571,000(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 2.743% (3 Month USD LIBOR + 138 bps), 5/5/30 (144A)	10,394,253
10,000,000(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 3.063% (3 Month USD LIBOR + 170 bps), 3/14/31 (144A)	9,744,470
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 2.863% (3 Month USD LIBOR + 180 bps), 4/20/32 (144A)	4,887,970
2,499,902(a)	Gracie Point International Funding, Series 2020-B, Class A, 3.113% (1 Month USD LIBOR + 140 bps), 5/2/23 (144A)	2,498,901
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(a)	Gracie Point International Funding, Series 2020-B, Class B, 4.113% (1 Month USD LIBOR + 240 bps), 5/2/23 (144A)	$ 3,000,599
9,996,155(a)	Gracie Point International Funding, Series 2021-1A, Class A, 2.463% (1 Month USD LIBOR + 75 bps), 11/1/23 (144A)	9,937,688
1,889,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 4.113% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	1,864,693
20,000,000(a)	Gracie Point International Funding, Series 2022-1A, Class A, 3.314% (SOFR30A + 225 bps), 4/1/24 (144A)	19,931,920
1,405,000(a)	Gracie Point International Funding, Series 2022-1A, Class D, 5.564% (SOFR30A + 450 bps), 4/1/24 (144A)	1,400,261
4,400,000(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 2.244% (3 Month USD LIBOR + 120 bps), 1/15/34 (144A)	4,321,627
250,000(a)	Harbor Park CLO 18-1, Ltd., Series 2018-1A, Class X, 1.963% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	250,000
5,260,250	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,479,355
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	1,762,338
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 8.598% (3 Month USD LIBOR + 736 bps), 7/28/34 (144A)	3,461,420
11,197,615(a)	Invitation Homes Trust, Series 2018-SFR1, Class A, 2.223% (1 Month USD LIBOR + 70 bps), 3/17/37 (144A)	11,033,206
3,999,426(a)	Invitation Homes Trust, Series 2018-SFR1, Class B, 2.473% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	3,969,335
4,218,750(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 2.149% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	4,129,161
5,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 2.663% (3 Month USD LIBOR + 160 bps), 7/20/33 (144A)	4,822,980
1,635,013	JPMorgan Chase Bank N.A. - CACLN, Series 2020-1, Class B, 0.991%, 1/25/28 (144A)	1,607,851
4,736,375	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	4,600,296
23Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,088,314	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	$ 1,052,061
4,000,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,784,611
5,265,677	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	5,101,800
991,186	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	955,859
2,342,103(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 2.174% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	2,328,768
175,000(a)	LCM 28, Ltd., Series 28A, Class X, 1.963% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	174,991
8,000,000(a)	LCM XVIII LP, Series 18A, Class A1R, 2.083% (3 Month USD LIBOR + 102 bps), 4/20/31 (144A)	7,839,560
174,260(a)	Lehman XS Trust Series, Series 2005-4, Class 1A3, 2.424% (1 Month USD LIBOR + 80 bps), 10/25/35	173,769
5,284,456	Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.00%, 12/15/28 (144A)	5,240,826
14,605,939	Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29 (144A)	14,378,694
9,000,000	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	8,904,866
2,153,939	LendingPoint Pass-Through Trust Series, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	2,071,308
5,977,833+	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	5,752,252
10,367,249	LFS LLC, Series 2021-B, Class A, 2.40%, 12/15/33 (144A)	9,881,647
12,105,902	Libra Solutions LLC, Series 2022-1A, Class A, 4.75%, 5/15/34 (144A)	11,980,725
579,332(a)	LoanCore Issuer, Ltd., Series 2019-CRE2, Class A, 2.454% (1 Month USD LIBOR + 113 bps), 5/15/36 (144A)	571,818
1,539,459	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,403,123
430,658(a)	M360 LLC, Series 2019-CRE2, Class A, 2.793% (1 Month Term SOFR + 151 bps), 9/15/34 (144A)	429,526
236,240(a)	Magnetite VII, Ltd., Series 2012-7A, Class A1R2, 1.844% (3 Month USD LIBOR + 80 bps), 1/15/28 (144A)	232,834
1,037,797	Marlette Funding Trust, Series 2021-2A, Class A, 0.51%, 9/15/31 (144A)	1,027,761
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,460,653	Marlette Funding Trust, Series 2022-1A, Class A, 1.36%, 4/15/32 (144A)	$ 5,361,657
2,000,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class A2R, 2.601% (3 Month Term SOFR + 175 bps), 7/17/31 (144A)	1,939,540
4,530,000(a)	MCF CLO IX, Ltd., Series 2019-1A, Class CR, 3.551% (3 Month Term SOFR + 270 bps), 7/17/31 (144A)	4,250,458
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 10.213% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	2,263,247
5,250,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	4,996,030
7,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	6,637,096
10,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 9/21/26 (144A)	9,476,471
7,000,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.20%, 9/21/26 (144A)	6,227,322
75,613(a)	Merrill Lynch Mortgage Investors Trust Series, Series 2004-OPT1, Class A1B, 2.484% (1 Month USD LIBOR + 86 bps), 6/25/35	75,249
9,000,000(a)	MF1, Ltd., Series 2020-FL4, Class A, 3.148% (1 Month Term SOFR + 181 bps), 11/15/35 (144A)	8,931,279
9,000,000(a)	MF1, Ltd., Series 2021-FL6, Class E, 4.473% (1 Month USD LIBOR + 295 bps), 7/16/36 (144A)	8,526,149
2,550,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 4.162% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	2,397,456
3,300,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 4.412% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	3,085,873
3,500,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59%, 9/15/26 (144A)	3,370,748
4,000,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24%, 9/15/26 (144A)	3,860,350
9,000,000(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 2.264% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	8,860,959
1,100,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class D, 5.555% (3 Month USD LIBOR + 405 bps), 11/22/30 (144A)	1,013,295
200,889(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 2.184% (1 Month USD LIBOR + 56 bps), 2/25/36	198,823
2,931,908	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	2,727,475
1,300,876	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	1,258,080
25Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,635,644(a)	National Collegiate Trust, Series 2007-A, Class A, 1.919% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	$ 1,582,974
937,456	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	864,495
4,244,484(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 2.224% (1 Month USD LIBOR + 60 bps), 12/26/69 (144A)	4,100,890
4,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A, 2.574% (1 Month USD LIBOR + 95 bps), 7/25/25 (144A)	3,998,926
1,000,000(a)	Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 3.774% (1 Month USD LIBOR + 215 bps), 7/25/25 (144A)	999,951
363,415	Nelnet Private Education Loan Trust, Series 2016-A, Class A1B, 3.60%, 12/26/40 (144A)	363,410
5,845,865(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 2.196% (3 Month USD LIBOR + 10 bps), 3/23/37	5,648,207
1,166,098	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	1,078,318
5,969,656(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 2.285% (1 Month USD LIBOR + 69 bps), 4/20/62 (144A)	5,858,996
4,000,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 1.963% (3 Month USD LIBOR + 90 bps), 4/20/34 (144A)	3,991,520
687,500(a)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 1.944% (3 Month USD LIBOR + 90 bps), 10/17/30 (144A)	687,500
1,655,843(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 3.624% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	1,646,917
2,687,744(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 4.20% (PRIME + -55 bps), 2/25/44 (144A)	2,658,336
2,067,496(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.50% (PRIME + 75 bps), 2/25/44 (144A)	2,049,878
6,295,242(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 3.85% (PRIME + -90 bps), 12/25/44 (144A)	6,212,355
1,342,985(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 5.00% (PRIME + 25 bps), 12/25/44 (144A)	1,329,604
4,478,189(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 4.50% (PRIME + -25 bps), 12/25/48 (144A)	4,415,300
1,800,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	1,774,895
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2226

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,539(a)	NovaStar Mortgage Funding Trust Series, Series 2003-1, Class A2, 2.404% (1 Month USD LIBOR + 78 bps), 5/25/33	$ 96,317
2,973,457	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579%, 2/15/33 (144A)	2,938,701
9,058,818	Oasis Securitization Funding LLC, Series 2021-2A, Class A, 2.143%, 10/15/33 (144A)	8,869,759
4,459,993	Oasis Securitization Funding LLC, Series 2021-2A, Class B, 5.147%, 10/15/33 (144A)	4,367,689
1,500,000(a)	Ocean Trails CLO XII, Ltd., Series 2022-12A, Class E, 9.981% (3 Month Term SOFR + 811 bps), 7/20/35 (144A)	1,370,510
2,449,726	Octane Receivables Trust, Series 2020-1A, Class A, 1.71%, 2/20/25 (144A)	2,425,888
5,507,701	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	5,359,129
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,513,062
1,250,000(a)	OHA Credit Funding 5, Ltd., Series 2020-5A, Class X, 1.594% (3 Month USD LIBOR + 55 bps), 4/18/33 (144A)	1,250,000
71,560	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.79%, 2/14/31 (144A)	71,538
7,825,935	Oportun Funding LLC, Series 2022-1, Class A, 3.25%, 6/15/29 (144A)	7,719,729
6,000,000	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	5,646,665
3,000,000	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	2,838,835
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	9,258,024
2,366,523	Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.27%, 5/10/26 (144A)	2,362,209
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 3.994% (3 Month USD LIBOR + 295 bps), 4/17/31 (144A)	3,788,328
5,000,000(a)	Owl Rock CLO I, Ltd., Series 2019-1A, Class B, 4.178% (3 Month USD LIBOR + 270 bps), 5/20/31 (144A)	4,756,420
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 2.613% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	10,618,553
2,000,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 3.078% (3 Month USD LIBOR + 160 bps), 8/20/33 (144A)	1,951,846
27Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,875,000(a)	OZLM XXIII, Ltd., Series 2019-23A, Class X, 1.944% (3 Month USD LIBOR + 90 bps), 4/15/34 (144A)	$ 1,871,516
93,623	Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.10%, 5/17/27 (144A)	93,548
3,397,399	Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.18%, 11/15/27 (144A)	3,324,765
23,404,307	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29 (144A)	22,602,929
4,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-4A, Class C, 5.124% (3 Month USD LIBOR + 360 bps), 11/25/28 (144A)	3,901,420
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 6.478% (3 Month USD LIBOR + 500 bps), 5/20/29 (144A)	1,139,043
18,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 1.284% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	17,755,290
977,212	Pawnee Equipment Receivables Series LLC, Series 2019-1, Class A2, 2.29%, 10/15/24 (144A)	975,950
993,033	Pawnee Equipment Receivables Series LLC, Series 2020-1, Class A, 1.37%, 11/17/25 (144A)	979,517
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	2,911,100
4,112,869	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	4,001,194
11,846,153	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	11,308,731
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,127,990
2,500,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 4/15/26 (144A)	2,342,214
7,432,937(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 2.874% (1 Month USD LIBOR + 125 bps), 7/25/51 (144A)	7,302,657
3,690,000	Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/25 (144A)	3,537,754
4,860,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	4,591,666
2,310,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	2,272,377
2,421,301(a)	RAAC Series Trust, Series 2006-RP1, Class M2, 2.824% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	2,409,942
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2228

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,601,285	Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/29 (144A)	$ 3,566,717
6,383,077(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 4.25% (PRIME + -50 bps), 12/27/44 (144A)	6,129,403
4,115,294(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 1.863% (3 Month USD LIBOR + 80 bps), 4/20/34 (144A)	4,106,903
4,235,294(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 2.946% (3 Month USD LIBOR + 85 bps), 6/20/34 (144A)	4,226,167
4,750,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 2.013% (3 Month USD LIBOR + 95 bps), 1/20/35 (144A)	4,750,000
7,500,000(a)	Rosy Blue Carat S.A., Series 2018-1, Class A2, 3.377% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,500,000
7,902(a)	Salomon Mortgage Loan Trust Series, Series 2001-CB4, Class 1A1, 2.524% (1 Month USD LIBOR + 90 bps), 11/25/33	7,449
6,191,788	Santander Bank Auto Credit-Linked Notes Series, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	6,138,647
3,110,613	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	3,023,065
2,667,961	Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (144A)	2,630,502
717,025	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class B, 1.44%, 4/17/28 (144A)	713,421
1,757,000	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	1,704,946
5,850,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class A2, 2.12%, 10/15/26	5,811,737
2,500,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	2,434,437
1,500,000	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	1,446,858
741,663	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	700,770
1,600,000(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 1.291% (3 Month USD LIBOR + 105 bps), 1/20/35 (144A)	1,596,749
5,121,457(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 2.069% (3 Month USD LIBOR + 24 bps), 12/16/41	4,938,545
29Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
389,943	Small Business Lending Trust, Series 2020-A, Class B, 3.20%, 12/15/26 (144A)	$ 389,615
1,550,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	1,521,090
341,840(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 2.824% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	341,916
882,721(a)	Soﬁ Professional Loan Program LLC, Series 2016-C, Class A1, 2.724% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	882,739
210,481(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 2.574% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	209,864
121,440(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 2.324% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	121,154
134,860(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 2.224% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	134,151
275,034(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 1.974% (1 Month USD LIBOR + 35 bps), 2/25/42 (144A)	272,814
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 4.784% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	2,616,294
2,446,001	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	2,271,830
4,837,937(a)	STAR Trust, Series 2021-SFR2, Class A, 2.473% (1 Month USD LIBOR + 95 bps), 1/17/24 (144A)	4,782,995
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 3.523% (1 Month USD LIBOR + 200 bps), 1/17/24 (144A)	6,011,155
3,138,883	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	2,918,998
9,000,000(a)	STWD, Ltd., Series 2021-FL2, Class A, 2.723% (1 Month USD LIBOR + 120 bps), 4/18/38 (144A)	8,792,778
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 2.544% (3 Month USD LIBOR + 150 bps), 4/15/32 (144A)	6,000,000
1,500,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 3.394% (3 Month USD LIBOR + 235 bps), 4/15/32 (144A)	1,500,000
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 0.001% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	11,723,808
4,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 0.001% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	3,765,640
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2230

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,387,059	Theorem Funding Trust, Series 2022-1A, Class A, 1.85%, 2/15/28 (144A)	$ 2,340,876
4,037,500(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 2.013% (3 Month USD LIBOR + 95 bps), 7/20/34 (144A)	4,028,848
1,586,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	1,585,791
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,683,473
4,981,956(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 2.224% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	4,950,548
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 2.674% (1 Month USD LIBOR + 105 bps), 1/25/46 (144A)	10,648,051
11,500,000(a)	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A1, 1.854% (1 Month USD LIBOR + 53 bps), 1/15/25 (144A)	11,445,386
2,990,303	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.74%, 4/15/24 (144A)	2,976,539
1,000,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	968,811
3,250,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	3,107,102
1,859,595	Tricolor Auto Securitization Trust, Series 2022-1A, Class A, 3.30%, 2/18/25 (144A)	1,844,139
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,914,543
16,400,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 3.692% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	16,117,208
1,748,161	TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32 (144A)	1,732,021
5,544,862	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	5,375,924
4,700,000	United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.30%, 9/10/27 (144A)	4,491,418
5,308,716	United Auto Credit Securitization Trust, Series 2022-1, Class A, 1.11%, 7/10/24 (144A)	5,268,602
948,337	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	894,008
4,212,162	Upstart Pass-Through Trust Series, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	4,004,063
5,633,534	Upstart Pass-Through Trust Series, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	5,465,184
31Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,037,622	Upstart Securitization Trust, Series 2020-3, Class A, 1.702%, 11/20/30 (144A)	$ 1,034,540
2,250,000	Upstart Securitization Trust, Series 2021-1, Class B, 1.89%, 3/20/31 (144A)	2,164,087
65,789(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 1.794% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	65,328
197,207(a)	Venture XXI CLO, Ltd., Series 2015-21A, Class AR, 1.924% (3 Month USD LIBOR + 88 bps), 7/15/27 (144A)	196,325
50,576(a)	Verizon Owner Trust, Series 2019-A, Class A1B, 1.942% (1 Month USD LIBOR + 33 bps), 9/20/23	50,565
4,791,363	Veros Auto Receivables Trust, Series 2021-1, Class A, 0.92%, 10/15/26 (144A)	4,702,749
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,894,178
5,777,295	VFI ABS LLC, Series 2022-1A, Class A, 2.23%, 3/24/28 (144A)	5,655,014
1,137,062	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	1,114,989
1,364,474	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	1,365,737
6,130,743	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	5,860,111
10,000,000(a)	Westlake Automobile Receivables Trust, Series 2022-1A, Class A2B, 1.474% (SOFR30A + 70 bps), 12/16/24 (144A)	9,974,348
6,947,671	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,730,184
5,763(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 1.904% (1 Month USD LIBOR + 28 bps), 5/25/28	5,753
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 2.944% (3 Month USD LIBOR + 190 bps), 1/15/32 (144A)	4,911,605
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 3.044% (3 Month USD LIBOR + 200 bps), 7/16/31 (144A)	6,294,515
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 6.044% (3 Month USD LIBOR + 500 bps), 7/16/31 (144A)	5,705,748
	Total Asset Backed Securities (Cost $1,238,901,081)	$1,201,833,880

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2232

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—15.7% of Net Assets
47,475(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 1.863%, 6/25/30	$ 47,581
1,877,021(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 4.974% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,877,130
1,370,167(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.474% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,363,740
9,678,259(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 4.374% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	9,476,165
1,784,230(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.374% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	1,778,418
4,409,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.324% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	4,336,148
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 4.124% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,726,930
4,358,824(a)	Bellemeade Re, Ltd., Series 2019-3A, Class M1B, 3.224% (1 Month USD LIBOR + 160 bps), 7/25/29 (144A)	4,341,044
2,510,485(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1B, 3.624% (1 Month USD LIBOR + 200 bps), 10/25/29 (144A)	2,507,188
5,268,074(a)	Bellemeade Re, Ltd., Series 2019-4A, Class M1C, 4.124% (1 Month USD LIBOR + 250 bps), 10/25/29 (144A)	5,184,954
1,415,568(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 5.624% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	1,416,834
3,164,430(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 4.474% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	3,166,367
6,300,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 5.324% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	6,316,315
5,000,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 6.624% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	4,891,746
2,656,934(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 5.224% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	2,644,976
33Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,900,000(a)	Bellemeade Re, Ltd., Series 2021-1A, Class M1B, 3.126% (SOFR30A + 220 bps), 3/25/31 (144A)	$ 2,873,136
1,204,920(a)	Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 2.126% (SOFR30A + 120 bps), 6/25/31 (144A)	1,183,847
6,348,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 1.926% (SOFR30A + 100 bps), 9/25/31 (144A)	6,183,310
15,000,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 2.476% (SOFR30A + 155 bps), 9/25/31 (144A)	13,510,199
13,464,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 4.626% (SOFR30A + 370 bps), 1/26/32 (144A)	12,864,468
1,888,101(a)	Brass NO 8 Plc, Series 8A, Class A1, 2.111% (3 Month USD LIBOR + 70 bps), 11/16/66 (144A)	1,874,348
881,308(c)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	845,952
82,411(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class A, 2.80%, 6/25/69 (144A)	80,116
11,140,483(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/36 (144A)	10,922,652
200,000(c)	CFMT LLC, Series 2020-HB4, Class M3, 2.72%, 12/26/30 (144A)	190,966
8,000,000(c)	CFMT LLC, Series 2020-HB4, Class M4, 4.948%, 12/26/30 (144A)	7,761,470
3,300,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,099,083
8,638,176(c)	CFMT LLC, Series 2021-HB7, Class A, 1.151%, 10/27/31 (144A)	8,452,205
9,000,000(c)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	8,494,179
6,450,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	6,055,672
3,920,941(c)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	3,843,286
8,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	6,933,188
8,410,108(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 2.126% (SOFR30A + 120 bps), 2/25/50 (144A)	8,002,409
2,176,734(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 2.276% (SOFR30A + 135 bps), 2/25/50 (144A)	2,049,266
1,253,271(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 2.476% (SOFR30A + 155 bps), 2/25/50 (144A)	1,177,787
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2234

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
465	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series, Series 2005-4, Class 2A1, 5.00%, 7/25/20	$ 454
18,081,337(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 3.774% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	17,567,393
2,515,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 2.826% (SOFR30A + 190 bps), 12/25/41 (144A)	2,265,662
9,947,736(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 2.926% (SOFR30A + 200 bps), 3/25/42 (144A)	9,753,168
3,260,000(a)	Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, 3.876% (SOFR30A + 295 bps), 6/25/42 (144A)	3,267,641
15,150(a)	CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2004-AR5, Class 11A2, 2.364% (1 Month USD LIBOR + 74 bps), 6/25/34	15,152
4,410,148(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.324% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	4,392,544
6,292,367(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.424% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,237,159
913,411(a)	Eagle Re, Ltd., Series 2020-1, Class M1A, 2.524% (1 Month USD LIBOR + 90 bps), 1/25/30 (144A)	909,021
6,640,000(a)	Eagle Re, Ltd., Series 2020-1, Class M1B, 3.074% (1 Month USD LIBOR + 145 bps), 1/25/30 (144A)	6,497,071
750,000(a)	Eagle Re, Ltd., Series 2020-1, Class M1C, 3.424% (1 Month USD LIBOR + 180 bps), 1/25/30 (144A)	721,461
4,169,980(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 7.224% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	4,171,108
1,323,126(a)	Eagle Re, Ltd., Series 2021-1, Class M1A, 2.626% (SOFR30A + 170 bps), 10/25/33 (144A)	1,322,429
4,206,000(a)	Eagle Re, Ltd., Series 2021-1, Class M1B, 3.076% (SOFR30A + 215 bps), 10/25/33 (144A)	4,192,245
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 4.376% (SOFR30A + 345 bps), 4/25/34 (144A)	3,161,007
894,623(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 7.624% (1 Month USD LIBOR + 600 bps), 9/25/28	929,665
2,557,545(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2, 4.024% (1 Month USD LIBOR + 240 bps), 5/25/30	2,560,629
35Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,268,855(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EB1, 2.074% (1 Month USD LIBOR + 45 bps), 7/25/30	$ 8,182,007
4,326,582(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 3.624% (1 Month USD LIBOR + 200 bps), 3/25/31	4,278,806
754,929(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, 1.826% (SOFR30A + 90 bps), 11/25/41 (144A)	737,619
6,985(a)	Fannie Mae REMICS, Series 1993-230, Class FA, 1.606% (1 Month USD LIBOR + 60 bps), 12/25/23	7,000
17,057(a)	Fannie Mae REMICS, Series 1993-247, Class FA, 3.949% (12 Month USD LIBOR + 140 bps), 12/25/23	17,125
17,057(a)	Fannie Mae REMICS, Series 1993-247, Class FE, 2.624% (1 Month USD LIBOR + 100 bps), 12/25/23	17,136
36,426(a)	Fannie Mae REMICS, Series 1994-40, Class FC, 2.124% (1 Month USD LIBOR + 50 bps), 3/25/24	36,604
8,318(a)	Fannie Mae REMICS, Series 1997-46, Class FA, 2.095% (1 Month USD LIBOR + 50 bps), 7/18/27	8,247
15,280(a)	Fannie Mae REMICS, Series 1998-21, Class F, 2.31% (1 Year CMT Index + 35 bps), 3/25/28	15,242
26,718(a)	Fannie Mae REMICS, Series 2000-47, Class FD, 2.174% (1 Month USD LIBOR + 55 bps), 12/25/30	26,772
93,627(a)	Fannie Mae REMICS, Series 2001-35, Class F, 2.224% (1 Month USD LIBOR + 60 bps), 7/25/31	93,977
33,009(a)	Fannie Mae REMICS, Series 2001-37, Class F, 2.124% (1 Month USD LIBOR + 50 bps), 8/25/31	33,029
193,481(a)	Fannie Mae REMICS, Series 2001-50, Class FQ, 2.224% (1 Month USD LIBOR + 60 bps), 11/25/31	194,204
85,132(a)	Fannie Mae REMICS, Series 2001-65, Class F, 2.224% (1 Month USD LIBOR + 60 bps), 11/25/31	85,450
55,836(a)	Fannie Mae REMICS, Series 2001-69, Class FA, 2.224% (1 Month USD LIBOR + 60 bps), 7/25/31	56,046
132,515(a)	Fannie Mae REMICS, Series 2001-72, Class FB, 2.524% (1 Month USD LIBOR + 90 bps), 12/25/31	134,461
42,739(a)	Fannie Mae REMICS, Series 2001-81, Class FL, 2.245% (1 Month USD LIBOR + 65 bps), 1/18/32	42,936
74,501(a)	Fannie Mae REMICS, Series 2002-1, Class FC, 2.324% (1 Month USD LIBOR + 70 bps), 1/25/32	75,160
208,423(a)	Fannie Mae REMICS, Series 2002-13, Class FD, 2.524% (1 Month USD LIBOR + 90 bps), 3/25/32	210,798
142,383(a)	Fannie Mae REMICS, Series 2002-34, Class FA, 2.095% (1 Month USD LIBOR + 50 bps), 5/18/32	142,605
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2236

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
121,941(a)	Fannie Mae REMICS, Series 2002-56, Class FN, 2.624% (1 Month USD LIBOR + 100 bps), 7/25/32	$ 124,307
17,235(a)	Fannie Mae REMICS, Series 2002-58, Class FD, 2.224% (1 Month USD LIBOR + 60 bps), 8/25/32	17,303
75,219(a)	Fannie Mae REMICS, Series 2002-77, Class F, 2.224% (1 Month USD LIBOR + 60 bps), 12/25/32	75,603
54,488(a)	Fannie Mae REMICS, Series 2002-82, Class FB, 2.124% (1 Month USD LIBOR + 50 bps), 12/25/32	54,503
71,965(a)	Fannie Mae REMICS, Series 2002-90, Class FH, 2.124% (1 Month USD LIBOR + 50 bps), 9/25/32	71,985
39,803(a)	Fannie Mae REMICS, Series 2002-92, Class FB, 2.274% (1 Month USD LIBOR + 65 bps), 4/25/30	40,021
77,233(a)	Fannie Mae REMICS, Series 2002-93, Class FH, 2.124% (1 Month USD LIBOR + 50 bps), 1/25/33	77,338
124,632(a)	Fannie Mae REMICS, Series 2003-107, Class FD, 2.124% (1 Month USD LIBOR + 50 bps), 11/25/33	124,750
197,144(a)	Fannie Mae REMICS, Series 2003-31, Class FM, 2.124% (1 Month USD LIBOR + 50 bps), 4/25/33	196,608
83,449(a)	Fannie Mae REMICS, Series 2003-42, Class JF, 2.124% (1 Month USD LIBOR + 50 bps), 5/25/33	83,559
14,408(a)	Fannie Mae REMICS, Series 2003-49, Class FY, 2.024% (1 Month USD LIBOR + 40 bps), 6/25/23	14,415
63,044(a)	Fannie Mae REMICS, Series 2003-7, Class FA, 2.374% (1 Month USD LIBOR + 75 bps), 2/25/33	63,724
120,166(a)	Fannie Mae REMICS, Series 2003-8, Class FJ, 1.974% (1 Month USD LIBOR + 35 bps), 2/25/33	120,211
131,910(a)	Fannie Mae REMICS, Series 2004-52, Class FW, 2.024% (1 Month USD LIBOR + 40 bps), 7/25/34	131,626
35,606(a)	Fannie Mae REMICS, Series 2004-54, Class FN, 2.074% (1 Month USD LIBOR + 45 bps), 7/25/34	35,593
169,465(a)	Fannie Mae REMICS, Series 2004-79, Class FM, 1.924% (1 Month USD LIBOR + 30 bps), 11/25/24	169,265
124,276(a)	Fannie Mae REMICS, Series 2005-83, Class KT, 1.924% (1 Month USD LIBOR + 30 bps), 10/25/35	123,469
147,301(a)	Fannie Mae REMICS, Series 2005-83, Class LF, 1.934% (1 Month USD LIBOR + 31 bps), 2/25/35	146,612
74,715(a)	Fannie Mae REMICS, Series 2006-104, Class GF, 1.944% (1 Month USD LIBOR + 32 bps), 11/25/36	74,236
25,319(a)	Fannie Mae REMICS, Series 2006-11, Class FB, 1.924% (1 Month USD LIBOR + 30 bps), 3/25/36	25,180
37,266(a)	Fannie Mae REMICS, Series 2006-115, Class BF, 1.864% (1 Month USD LIBOR + 24 bps), 12/25/36	36,846
37Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
87,095(a)	Fannie Mae REMICS, Series 2006-33, Class FH, 1.974% (1 Month USD LIBOR + 35 bps), 5/25/36	$ 86,527
107,448(a)	Fannie Mae REMICS, Series 2006-34, Class FA, 1.934% (1 Month USD LIBOR + 31 bps), 5/25/36	106,573
143,014(a)	Fannie Mae REMICS, Series 2006-42, Class CF, 2.074% (1 Month USD LIBOR + 45 bps), 6/25/36	142,586
59,614(a)	Fannie Mae REMICS, Series 2006-56, Class FC, 1.914% (1 Month USD LIBOR + 29 bps), 7/25/36	59,249
12,908(a)	Fannie Mae REMICS, Series 2006-70, Class BF, 2.174% (1 Month USD LIBOR + 55 bps), 8/25/36	12,952
30,750(a)	Fannie Mae REMICS, Series 2006-82, Class F, 2.194% (1 Month USD LIBOR + 57 bps), 9/25/36	30,884
25,148(a)	Fannie Mae REMICS, Series 2007-100, Class YF, 2.174% (1 Month USD LIBOR + 55 bps), 10/25/37	25,232
35,963(a)	Fannie Mae REMICS, Series 2007-103, Class AF, 2.624% (1 Month USD LIBOR + 100 bps), 3/25/37	36,571
39,864(a)	Fannie Mae REMICS, Series 2007-110, Class FA, 2.244% (1 Month USD LIBOR + 62 bps), 12/25/37	40,137
60,403(a)	Fannie Mae REMICS, Series 2007-13, Class FA, 1.874% (1 Month USD LIBOR + 25 bps), 3/25/37	59,646
102,823(a)	Fannie Mae REMICS, Series 2007-2, Class FT, 1.874% (1 Month USD LIBOR + 25 bps), 2/25/37	101,556
53,216(a)	Fannie Mae REMICS, Series 2007-41, Class FA, 2.024% (1 Month USD LIBOR + 40 bps), 5/25/37	53,011
170,679(a)	Fannie Mae REMICS, Series 2007-50, Class FN, 1.864% (1 Month USD LIBOR + 24 bps), 6/25/37	168,946
16,775(a)	Fannie Mae REMICS, Series 2007-57, Class FA, 1.854% (1 Month USD LIBOR + 23 bps), 6/25/37	16,632
46,846(a)	Fannie Mae REMICS, Series 2007-58, Class FA, 1.874% (1 Month USD LIBOR + 25 bps), 6/25/37	46,279
43,756(a)	Fannie Mae REMICS, Series 2007-66, Class FB, 2.024% (1 Month USD LIBOR + 40 bps), 7/25/37	43,720
101,196(a)	Fannie Mae REMICS, Series 2007-7, Class FJ, 1.824% (1 Month USD LIBOR + 20 bps), 2/25/37	99,812
165,030(a)	Fannie Mae REMICS, Series 2007-85, Class FG, 2.124% (1 Month USD LIBOR + 50 bps), 9/25/37	165,167
199,323(a)	Fannie Mae REMICS, Series 2007-91, Class FB, 2.224% (1 Month USD LIBOR + 60 bps), 10/25/37	200,501
68,450(a)	Fannie Mae REMICS, Series 2007-92, Class OF, 2.194% (1 Month USD LIBOR + 57 bps), 9/25/37	68,681
38,908(a)	Fannie Mae REMICS, Series 2007-93, Class FD, 2.174% (1 Month USD LIBOR + 55 bps), 9/25/37	39,040
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2238

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
19,154(a)	Fannie Mae REMICS, Series 2007-98, Class FD, 2.074% (1 Month USD LIBOR + 45 bps), 6/25/37	$ 19,120
23,149(a)	Fannie Mae REMICS, Series 2008-6, Class FA, 2.324% (1 Month USD LIBOR + 70 bps), 2/25/38	23,172
115,626(a)	Fannie Mae REMICS, Series 2008-88, Class FA, 2.844% (1 Month USD LIBOR + 122 bps), 10/25/38	119,332
55,165(a)	Fannie Mae REMICS, Series 2009-113, Class FB, 2.174% (1 Month USD LIBOR + 55 bps), 1/25/40	55,377
2(a)	Fannie Mae REMICS, Series 2010-38, Class F, 1.924% (1 Month USD LIBOR + 30 bps), 4/25/25	2
33,988(a)	Fannie Mae REMICS, Series 2010-43, Class FD, 2.224% (1 Month USD LIBOR + 60 bps), 5/25/40	34,203
96,226(a)	Fannie Mae REMICS, Series 2010-43, Class IF, 2.124% (1 Month USD LIBOR + 50 bps), 5/25/40	96,345
100,617(a)	Fannie Mae REMICS, Series 2012-40, Class PF, 2.124% (1 Month USD LIBOR + 50 bps), 4/25/42	100,485
1,114,103(a)	Fannie Mae Trust, Series 2003-W6, Class F, 1.356% (1 Month USD LIBOR + 35 bps), 9/25/42	1,099,542
429,301(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 1.844% (1 Month USD LIBOR + 22 bps), 3/25/45	427,948
33,794(c)	Fannie Mae Trust, Series 2005-W3, Class 3A, 3.381%, 4/25/45	34,370
49,265(c)	Fannie Mae Trust, Series 2005-W4, Class 3A, 2.467%, 6/25/45	49,214
403,424(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 1.884% (1 Month USD LIBOR + 26 bps), 11/25/46	400,202
78,323(a)	Freddie Mac REMICS, Series 1695, Class EG, 1.925% (1 Month USD LIBOR + 105 bps), 3/15/24	78,759
88,835(a)	Freddie Mac REMICS, Series 2106, Class F, 1.774% (1 Month USD LIBOR + 45 bps), 12/15/28	88,787
55,564(a)	Freddie Mac REMICS, Series 2122, Class FD, 1.674% (1 Month USD LIBOR + 35 bps), 2/15/29	55,426
15,114(a)	Freddie Mac REMICS, Series 2156, Class FQ, 1.674% (1 Month USD LIBOR + 35 bps), 5/15/29	15,118
98,742(a)	Freddie Mac REMICS, Series 2186, Class FY, 1.924% (1 Month USD LIBOR + 60 bps), 4/15/28	99,224
30,863(a)	Freddie Mac REMICS, Series 2368, Class AF, 2.274% (1 Month USD LIBOR + 95 bps), 10/15/31	31,357
30,658(a)	Freddie Mac REMICS, Series 2377, Class FE, 1.924% (1 Month USD LIBOR + 60 bps), 11/15/31	30,774
67,221(a)	Freddie Mac REMICS, Series 2411, Class FR, 1.924% (1 Month USD LIBOR + 60 bps), 6/15/31	67,465
39Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
60,854(a)	Freddie Mac REMICS, Series 2432, Class FH, 2.024% (1 Month USD LIBOR + 70 bps), 3/15/32	$ 61,398
145,070(a)	Freddie Mac REMICS, Series 2439, Class F, 2.324% (1 Month USD LIBOR + 100 bps), 3/15/32	147,577
197,514(a)	Freddie Mac REMICS, Series 2470, Class AF, 2.324% (1 Month USD LIBOR + 100 bps), 3/15/32	201,271
122,568(a)	Freddie Mac REMICS, Series 2471, Class FD, 2.324% (1 Month USD LIBOR + 100 bps), 3/15/32	124,686
36,034(a)	Freddie Mac REMICS, Series 2498, Class FQ, 1.924% (1 Month USD LIBOR + 60 bps), 9/15/32	36,175
39,917(a)	Freddie Mac REMICS, Series 2543, Class EF, 1.674% (1 Month USD LIBOR + 35 bps), 12/15/32	39,762
222,237(a)	Freddie Mac REMICS, Series 2551, Class FD, 1.724% (1 Month USD LIBOR + 40 bps), 1/15/33	221,743
141,117(a)	Freddie Mac REMICS, Series 2567, Class FJ, 1.724% (1 Month USD LIBOR + 40 bps), 2/15/33	140,656
63,758(a)	Freddie Mac REMICS, Series 2577, Class FA, 1.874% (1 Month USD LIBOR + 55 bps), 2/15/33	63,904
4,955(a)	Freddie Mac REMICS, Series 2585, Class FD, 1.824% (1 Month USD LIBOR + 50 bps), 12/15/32	4,956
70,101(a)	Freddie Mac REMICS, Series 2614, Class FV, 3.213% (1 Month USD LIBOR + 150 bps), 5/15/33	71,909
101,376(a)	Freddie Mac REMICS, Series 2631, Class FC, 1.724% (1 Month USD LIBOR + 40 bps), 6/15/33	101,129
54,547(a)	Freddie Mac REMICS, Series 2711, Class FA, 2.324% (1 Month USD LIBOR + 100 bps), 11/15/33	55,449
99,117(a)	Freddie Mac REMICS, Series 2916, Class NF, 1.574% (1 Month USD LIBOR + 25 bps), 1/15/35	98,639
244,002(a)	Freddie Mac REMICS, Series 2976, Class LF, 1.664% (1 Month USD LIBOR + 34 bps), 5/15/35	242,569
72,222(a)	Freddie Mac REMICS, Series 3012, Class FE, 1.574% (1 Month USD LIBOR + 25 bps), 8/15/35	72,133
67,043(a)	Freddie Mac REMICS, Series 3042, Class PF, 1.574% (1 Month USD LIBOR + 25 bps), 8/15/35	66,745
44,455(a)	Freddie Mac REMICS, Series 3067, Class FA, 1.674% (1 Month USD LIBOR + 35 bps), 11/15/35	44,200
38,798(a)	Freddie Mac REMICS, Series 3102, Class FG, 1.624% (1 Month USD LIBOR + 30 bps), 1/15/36	38,659
85,013(a)	Freddie Mac REMICS, Series 3117, Class EF, 1.674% (1 Month USD LIBOR + 35 bps), 2/15/36	84,512
188,121(a)	Freddie Mac REMICS, Series 3117, Class FE, 1.624% (1 Month USD LIBOR + 30 bps), 2/15/36	186,759
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2240

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
112,363(a)	Freddie Mac REMICS, Series 3122, Class FP, 1.624% (1 Month USD LIBOR + 30 bps), 3/15/36	$ 111,916
68,453(a)	Freddie Mac REMICS, Series 3147, Class PF, 1.624% (1 Month USD LIBOR + 30 bps), 4/15/36	68,179
184,856(a)	Freddie Mac REMICS, Series 3173, Class FC, 1.744% (1 Month USD LIBOR + 42 bps), 6/15/36	184,391
364,920(a)	Freddie Mac REMICS, Series 3175, Class FE, 1.634% (1 Month USD LIBOR + 31 bps), 6/15/36	362,134
223,370(a)	Freddie Mac REMICS, Series 3181, Class HF, 1.824% (1 Month USD LIBOR + 50 bps), 7/15/36	223,588
11,339(a)	Freddie Mac REMICS, Series 3191, Class FE, 1.724% (1 Month USD LIBOR + 40 bps), 7/15/36	11,296
158,350(a)	Freddie Mac REMICS, Series 3221, Class FW, 1.744% (1 Month USD LIBOR + 42 bps), 9/15/36	157,881
54,968(a)	Freddie Mac REMICS, Series 3222, Class FN, 1.724% (1 Month USD LIBOR + 40 bps), 9/15/36	54,752
170,295(a)	Freddie Mac REMICS, Series 3239, Class EF, 1.674% (1 Month USD LIBOR + 35 bps), 11/15/36	169,218
86,933(a)	Freddie Mac REMICS, Series 3239, Class FB, 1.674% (1 Month USD LIBOR + 35 bps), 11/15/36	86,395
134,074(a)	Freddie Mac REMICS, Series 3247, Class FA, 1.574% (1 Month USD LIBOR + 25 bps), 8/15/36	132,577
184,850(a)	Freddie Mac REMICS, Series 3266, Class F, 1.624% (1 Month USD LIBOR + 30 bps), 1/15/37	183,084
119,464(a)	Freddie Mac REMICS, Series 3307, Class FT, 1.564% (1 Month USD LIBOR + 24 bps), 7/15/34	118,305
12,839(a)	Freddie Mac REMICS, Series 3315, Class F, 1.664% (1 Month USD LIBOR + 34 bps), 5/15/37	12,746
310,604(a)	Freddie Mac REMICS, Series 3373, Class FB, 1.904% (1 Month USD LIBOR + 58 bps), 10/15/37	312,126
36,992(a)	Freddie Mac REMICS, Series 3376, Class FM, 1.944% (1 Month USD LIBOR + 62 bps), 10/15/37	37,249
14,959(a)	Freddie Mac REMICS, Series 3560, Class FA, 2.574% (1 Month USD LIBOR + 125 bps), 5/15/37	15,480
198,550(a)	Freddie Mac REMICS, Series 3610, Class FA, 2.024% (1 Month USD LIBOR + 70 bps), 12/15/39	200,554
68,649(a)	Freddie Mac REMICS, Series 3708, Class PF, 1.674% (1 Month USD LIBOR + 35 bps), 7/15/40	68,489
13,148(a)	Freddie Mac REMICS, Series 3784, Class F, 1.724% (1 Month USD LIBOR + 40 bps), 7/15/23	13,155
5,594(a)	Freddie Mac REMICS, Series 3792, Class DF, 1.724% (1 Month USD LIBOR + 40 bps), 11/15/40	5,598
41Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
18,311(a)	Freddie Mac REMICS, Series 3867, Class FD, 1.674% (1 Month USD LIBOR + 35 bps), 5/15/41	$ 18,228
34,032(a)	Freddie Mac REMICS, Series 3914, Class LF, 1.524% (1 Month USD LIBOR + 20 bps), 8/15/26	33,974
61,806(a)	Freddie Mac REMICS, Series 3970, Class GF, 1.624% (1 Month USD LIBOR + 30 bps), 9/15/26	61,710
65,499(a)	Freddie Mac REMICS, Series 3982, Class FL, 1.874% (1 Month USD LIBOR + 55 bps), 12/15/39	65,661
37,911(a)	Freddie Mac REMICS, Series 4056, Class QF, 1.674% (1 Month USD LIBOR + 35 bps), 12/15/41	37,682
88,749(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 5.374% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	88,663
2,717,915(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 4.724% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	2,695,986
7,550,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class M2, 3.176% (SOFR30A + 225 bps), 8/25/33 (144A)	6,994,264
4,700,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class M2, 3.026% (SOFR30A + 210 bps), 9/25/41 (144A)	4,107,897
12,380,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class M2, 3.426% (SOFR30A + 250 bps), 1/25/42 (144A)	10,481,872
8,289,051(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M1A, 2.926% (SOFR30A + 200 bps), 4/25/42 (144A)	8,158,901
5,270,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M1B, 3.826% (SOFR30A + 290 bps), 4/25/42 (144A)	4,953,944
9,588,417(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M1A, 3.026% (SOFR30A + 210 bps), 3/25/42 (144A)	9,506,258
79,382(a)	Freddie Mac Strips, Series 237, Class F14, 1.724% (1 Month USD LIBOR + 40 bps), 5/15/36	79,919
74,157(a)	Freddie Mac Strips, Series 239, Class F29, 1.574% (1 Month USD LIBOR + 25 bps), 8/15/36	74,763
320,581(a)	Freddie Mac Strips, Series 239, Class F30, 1.624% (1 Month USD LIBOR + 30 bps), 8/15/36	321,872
92,789(a)	Freddie Mac Strips, Series 244, Class F22, 1.674% (1 Month USD LIBOR + 35 bps), 12/15/36	93,721
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2242

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,227,309(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.874% (1 Month USD LIBOR + 425 bps), 11/25/23	$ 9,284,978
2,641,816(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, 6.324% (1 Month USD LIBOR + 470 bps), 4/25/28	2,721,854
7,316,335(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, 7.174% (1 Month USD LIBOR + 555 bps), 7/25/28	7,648,439
8,818,614(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 5.424% (1 Month USD LIBOR + 380 bps), 3/25/29	8,996,304
3,425,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 4.124% (1 Month USD LIBOR + 250 bps), 12/25/42	3,023,178
4,932,490(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 4.074% (1 Month USD LIBOR + 245 bps), 12/25/42	4,907,820
762,356(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 2.874% (1 Month USD LIBOR + 125 bps), 12/25/42	744,084
1,584,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 3.226% (SOFR30A + 230 bps), 8/25/33 (144A)	1,497,341
5,590,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 3.326% (SOFR30A + 240 bps), 2/25/42 (144A)	5,157,720
5,990,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M2, 4.676% (SOFR30A + 375 bps), 2/25/42 (144A)	5,377,724
326,848(a)	Gosforth Funding Plc, Series 2018-1A, Class A1, 1.974% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	326,652
49,475(a)	Government National Mortgage Association, Series 2003-7, Class FB, 1.709% (1 Month USD LIBOR + 20 bps), 1/16/33	49,330
251,249(a)	Government National Mortgage Association, Series 2005-16, Class FA, 1.845% (1 Month USD LIBOR + 25 bps), 2/20/35	249,686
273,047(a)	Government National Mortgage Association, Series 2005-3, Class FC, 1.759% (1 Month USD LIBOR + 25 bps), 1/16/35	271,576
43Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
85,937(a)	Government National Mortgage Association, Series 2008-69, Class FA, 2.095% (1 Month USD LIBOR + 50 bps), 8/20/38	$ 86,255
81,130(a)	Government National Mortgage Association, Series 2009-66, Class UF, 2.509% (1 Month USD LIBOR + 100 bps), 8/16/39	82,768
37,769(a)	Government National Mortgage Association, Series 2009-88, Class MF, 2.195% (1 Month USD LIBOR + 60 bps), 7/20/39	37,778
61,317(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 2.189% (1 Month USD LIBOR + 68 bps), 10/16/39	61,819
1,908,621(a)	Home Re, Ltd., Series 2018-1, Class M1, 3.224% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	1,905,288
5,347,200(a)	Home Re, Ltd., Series 2019-1, Class M1, 3.274% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	5,333,661
473,920(a)	Home Re, Ltd., Series 2020-1, Class M1B, 4.874% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	473,827
4,650,000(a)	Home Re, Ltd., Series 2020-1, Class M1C, 5.774% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	4,662,396
9,501,000(a)	Home Re, Ltd., Series 2021-1, Class M1B, 3.174% (1 Month USD LIBOR + 155 bps), 7/25/33 (144A)	9,389,348
7,360,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 4.474% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	6,643,637
1,785,046(a)	Home Re, Ltd., Series 2021-2, Class M1A, 2.176% (SOFR30A + 125 bps), 1/25/34 (144A)	1,771,135
11,013,000(a)	Home Re, Ltd., Series 2021-2, Class M1C, 3.726% (SOFR30A + 280 bps), 1/25/34 (144A)	10,370,845
3,000,000(a)	Home Re, Ltd., Series 2022-1, Class M1A, 3.776% (SOFR30A + 285 bps), 10/25/34 (144A)	2,982,337
2,509,914(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A2, 1.362%, 9/25/56 (144A)	2,230,137
5,000,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	4,750,000
1,867,435(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 2.454%, 9/25/44 (144A)	1,821,936
2,766,066(c)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B1, 2.417%, 7/25/44 (144A)	2,753,606
11,149,784(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.374% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	10,967,606
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2244

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,827,272(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 2.374% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	$ 1,790,885
7,854,782(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 2.298%, 4/25/46 (144A)	7,744,083
7,429,238(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 2.298%, 4/25/46 (144A)	7,307,052
1,159,060(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.124% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	1,136,835
4,788,121(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 1.19%, 5/25/33 (144A)	4,707,688
4,463,288(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 1.19%, 5/25/33 (144A)	4,382,558
3,440,803(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 1.19%, 5/25/33 (144A)	3,370,227
194,403(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 2.092%, 12/25/44 (144A)	193,991
3,588,842(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 2.974% (1 Month USD LIBOR + 135 bps), 4/25/47 (144A)	3,504,627
15,926,664(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 4.562% (1 Month USD LIBOR + 350 bps), 4/1/24 (144A)	15,867,412
15,600,934(a)	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 4.562% (1 Month USD LIBOR + 350 bps), 5/1/24 (144A)	15,548,657
8,278,025(a)	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 3.513% (1 Month USD LIBOR + 180 bps), 2/1/26 (144A)	8,323,633
8,414,441(a)	LSTAR Securities Investment, Ltd., Series 2021-2, Class A1, 3.413% (1 Month USD LIBOR + 170 bps), 3/2/26 (144A)	8,346,193
3,600,000(a)	Mello Warehouse Securitization Trust, Series 2020-2, Class G, 6.374% (1 Month USD LIBOR + 475 bps), 11/25/53 (144A)	3,546,634
6,412(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-G, Class A3, 3.145%, 1/25/29	6,287
415,883(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2003-H, Class A1, 2.264% (1 Month USD LIBOR + 64 bps), 1/25/29	378,046
45Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
156,091(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 2.602% (6 Month USD LIBOR + 54 bps), 5/25/29	$ 150,379
13,804(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 3.835% (6 Month USD LIBOR + 100 bps), 7/25/29	13,423
78,636(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 2.238%, 9/25/29	76,352
648,027(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.451%, 6/25/44 (144A)	652,970
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 2.451%, 6/25/44 (144A)	2,440,814
7,975,000(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 4.874% (1 Month USD LIBOR + 325 bps), 5/25/55 (144A)	7,774,288
1,500,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 5.674% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	1,501,823
5,893,993(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.174% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	5,877,181
4,302,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 4.474% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	4,268,592
4,970,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 5.124% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	4,856,071
1,631,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1B, 5.974% (1 Month USD LIBOR + 435 bps), 7/25/29 (144A)	1,600,843
13,573,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 3.574% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	13,428,416
2,081,642(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 5.224% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	2,077,563
5,750,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 2.976% (SOFR30A + 205 bps), 10/25/33 (144A)	5,680,173
1,000,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M2, 4.876% (SOFR30A + 395 bps), 10/25/33 (144A)	948,561
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 3.826% (SOFR30A + 290 bps), 4/25/34 (144A)	3,263,969
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2246

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
420,072(a)	Pepper Residential Securities Trust, Series 21A, Class A1U, 2.389% (1 Month USD LIBOR + 88 bps), 1/16/60 (144A)	$ 419,010
1,046,993(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 2.612% (1 Month USD LIBOR + 100 bps), 6/20/60 (144A)	1,045,794
2,054,916(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 2.212% (1 Month USD LIBOR + 93 bps), 3/12/61 (144A)	2,045,083
16,117,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 4.274% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	15,903,991
741,471(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.024% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	741,450
15,502,021(a)	Radnor Re, Ltd., Series 2018-1, Class M2, 4.324% (1 Month USD LIBOR + 270 bps), 3/25/28 (144A)	15,377,943
4,967,751(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.574% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	4,949,797
6,530,027(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 3.374% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	6,504,578
2,350,000(a)	Radnor Re, Ltd., Series 2020-1, Class B1, 4.624% (1 Month USD LIBOR + 300 bps), 1/25/30 (144A)	2,108,017
4,859,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1A, 2.574% (1 Month USD LIBOR + 95 bps), 1/25/30 (144A)	4,759,104
10,950,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1B, 3.074% (1 Month USD LIBOR + 145 bps), 1/25/30 (144A)	10,739,087
7,400,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 3.374% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	7,024,813
6,510,704(a)	Radnor Re, Ltd., Series 2020-2, Class M2, 7.224% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	6,516,815
20,516,000(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 3.626% (SOFR30A + 270 bps), 12/27/33 (144A)	19,195,787
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 4.076% (SOFR30A + 315 bps), 12/27/33 (144A)	1,642,048
14,760,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 4.626% (SOFR30A + 370 bps), 11/25/31 (144A)	14,173,979
1,191,394(a)	RESI Finance LP, Series 2003-CB1, Class B3, 2.65% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	1,051,032
1,218,623(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 2.05% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	1,216,871
47Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
275,284(a)	RESIMAC Premier Series, Series 2018-1A, Class A1, 2.00% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	$ 275,055
2,568,554(a)	RESIMAC Premier Series, Series 2019-2A, Class A1, 2.15% (1 Month USD LIBOR + 95 bps), 2/10/51 (144A)	2,565,485
2,018,274(a)	RESIMAC Premier Series, Series 2020-1A, Class A1A, 2.841% (1 Month USD LIBOR + 105 bps), 2/7/52 (144A)	2,008,023
2,695,436(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	2,584,527
7,747,796(a)	STACR Trust, Series 2018-HRP1, Class B1, 5.374% (1 Month USD LIBOR + 375 bps), 4/25/43 (144A)	7,590,988
2,699,850(a)	STACR Trust, Series 2018-HRP1, Class M2, 3.274% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	2,679,308
8,450,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.024% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	8,307,814
14,584,000(a)	STACR Trust, Series 2018-HRP2, Class M3AS, 2.624% (1 Month USD LIBOR + 100 bps), 2/25/47 (144A)	14,338,464
1,591,571(a)	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 2.624% (1 Month USD LIBOR + 100 bps), 10/25/59 (144A)	1,565,846
9,167,428	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	8,479,489
2,135,590(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 6.124% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	2,139,537
5,108,042(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 5.024% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	5,103,850
8,170,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 5.524% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	8,078,664
1,725,000(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 4.224% (1 Month USD LIBOR + 260 bps), 10/25/33 (144A)	1,711,763
7,880,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 3.826% (SOFR30A + 290 bps), 2/25/34 (144A)	7,507,981
	Total Collateralized Mortgage Obligations (Cost $768,767,938)	$747,277,729

	Commercial Mortgage-Backed Securities—8.6% of Net Assets
5,328,000(a)	AREIT Trust, Series 2022-CRE6, Class E, 4.171% (SOFR30A + 340 bps), 1/16/37 (144A)	$ 4,957,487
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2248

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
12,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 3.574% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	$ 11,525,310
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 2.924% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	7,726,777
4,495,611(a)	BDS, Series 2021-FL8, Class A, 2.532% (1 Month USD LIBOR + 92 bps), 1/18/36 (144A)	4,438,049
1,150,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 3.374% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	1,134,943
9,450,000(a)	BHP Trust, Series 2019-BXHP, Class D, 3.095% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	8,880,218
2,660,000(a)	BPCRE, Ltd., Series 2021-FL1, Class E, 4.623% (1 Month USD LIBOR + 310 bps), 2/15/37 (144A)	2,599,106
5,884,925(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 3.62% (1 Month USD LIBOR + 250 bps), 7/8/21	5,880,116
13,863,500(a)	BX Commercial Mortgage Trust, Series 2019-XL, Class G, 3.624% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	13,135,866
12,000,000(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 2.595% (1 Month USD LIBOR + 127 bps), 12/15/38 (144A)	11,457,631
4,854,003(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 2.721% (1 Month USD LIBOR + 140 bps), 10/15/38 (144A)	4,573,663
4,667,310(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 5.214% (1 Month USD LIBOR + 389 bps), 10/15/38 (144A)	4,224,584
3,500,000(a)	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 3.119% (1 Month Term SOFR + 184 bps), 1/17/39 (144A)	3,368,770
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 2.711% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	8,902,319
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 2.424% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,609,712
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 2.474% (1 Month USD LIBOR + 115 bps), 6/15/31 (144A)	2,112,644
1,153,046(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.178% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	1,111,009
49Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
10,000,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class C, 2.774% (1 Month USD LIBOR + 145 bps), 11/15/36 (144A)	$ 9,698,197
14,887,582(a)	CHC Commercial Mortgage Trust 2019, Series 2019-CHC, Class C, 3.074% (1 Month USD LIBOR + 175 bps), 6/15/34 (144A)	14,322,229
6,000,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 2.802% (1 Month USD LIBOR + 148 bps), 11/15/38 (144A)	5,713,679
2,000,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 4.045% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,839,302
17,000,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/46	16,917,166
10,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 3.474% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	9,597,114
1,154,551(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.926% (SOFR30A + 200 bps), 1/25/51 (144A)	1,073,945
8,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 3.257% (1 Month USD LIBOR + 193 bps), 12/15/36 (144A)	7,557,398
10,900,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 2.224% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	10,690,887
11,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 3.074% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	10,114,601
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 3.274% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	7,008,883
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 2.424% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	9,824,157
9,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 3.824% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	8,525,295
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 4.874% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	1,018,871
4,300,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 2.42% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,190,878
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2250

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,729,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 2.63% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	$ 9,283,744
7,759,020(a)	HPLY Trust, Series 2019-HIT, Class C, 2.924% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	7,409,947
4,665,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.425% (1 Month USD LIBOR + 110 bps), 1/15/33 (144A)	4,641,865
4,230,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class B, 2.775% (1 Month USD LIBOR + 145 bps), 1/15/33 (144A)	4,176,713
2,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 2.62% (1 Month USD LIBOR + 150 bps), 7/5/33 (144A)	2,778,206
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 3.02% (1 Month USD LIBOR + 190 bps), 7/5/33 (144A)	3,956,660
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 2.924% (1 Month USD LIBOR + 160 bps), 9/15/29 (144A)	3,470,225
1,650,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 3.924% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	1,559,922
10,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 3.484% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	9,668,413
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 2.695% (1 Month USD LIBOR + 137 bps), 10/15/33 (144A)	6,523,574
8,050,000(a)	MBRT, Series 2019-MBR, Class B, 2.724% (1 Month USD LIBOR + 140 bps), 11/15/36 (144A)	7,766,811
1,310,630(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	982,973
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 2.574% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,243,314
8,250,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 2.324% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,128,130
8,068,937(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 2.574% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	7,966,427
51Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
11,500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 3.124% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	$ 11,287,419
4,498,935(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 2.574% (1 Month USD LIBOR + 95 bps), 7/25/36 (144A)	4,298,247
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 4.024% (1 Month USD LIBOR + 240 bps), 7/25/36 (144A)	1,959,033
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 4.524% (1 Month USD LIBOR + 290 bps), 7/25/36 (144A)	1,367,178
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 4.574% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	4,450,545
8,740,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 5.198% (SOFR30A + 425 bps), 1/25/37 (144A)	8,231,723
6,696,630(a)	SLIDE, Series 2018-FUN, Class B, 2.824% (1 Month USD LIBOR + 150 bps), 6/15/31 (144A)	6,577,759
285,513(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	284,620
4,374,433(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 2.77% (1 Month USD LIBOR + 165 bps), 11/11/34 (144A)	4,101,428
2,281,503	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 5/10/63	2,277,491
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 2.649% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	12,615,613
11,316,024(a)	XCALI Mortgage Trust, Series 2019-1, Class A, 4.40% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	11,270,137
14,200,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	14,117,093
13,500,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	13,405,044
4,375,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.312% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	4,331,114
	Total Commercial Mortgage-Backed Securities (Cost $424,189,021)	$408,862,174

Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2252

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 29.5% of Net Assets
	Aerospace & Defense — 0.2%
10,000,000	Boeing Co., 1.167%, 2/4/23	$ 9,887,078
	Total Aerospace & Defense	$9,887,078
	Auto Manufacturers — 2.2%
5,000,000	American Honda Finance Corp., 3.45%, 7/14/23	$ 5,003,078
15,645,000	Daimler Finance North America LLC, 3.70%, 5/4/23 (144A)	15,630,639
20,000,000(a)	Daimler Trucks Finance North America LLC, 2.542% (SOFR + 100 bps), 4/5/24 (144A)	19,934,560
18,670,000(a)	General Motors Financial Co., Inc., 1.49% (SOFR + 62 bps), 10/15/24	17,997,713
6,360,000(a)	General Motors Financial Co., Inc., 2.203% (SOFR + 76 bps), 3/8/24	6,178,179
6,215,000(a)	General Motors Financial Co., Inc., 2.843% (SOFR + 130 bps), 4/7/25	6,058,444
11,000,000(a)	Nissan Motor Acceptance Co. LLC, 2.305% (3 Month USD LIBOR + 64 bps), 3/8/24 (144A)	10,729,772
17,904,000(a)	Toyota Motor Credit Corp., 1.862% (SOFR + 32 bps), 4/6/23	17,868,425
5,000,000	Volkswagen Group of America Finance LLC, 3.125%, 5/12/23 (144A)	4,964,826
	Total Auto Manufacturers	$104,365,636
	Banks — 17.5%
10,000,000(a)	ANZ New Zealand Int'l, Ltd., 1.87% (SOFR + 60 bps), 2/18/25 (144A)	$ 9,865,600
12,400,000(a)	Banco Santander SA, 2.518% (SOFR + 124 bps), 5/24/24	12,351,626
5,600,000(a)	Banco Santander SA, 2.595% (3 Month USD LIBOR + 109 bps), 2/23/23	5,619,540
9,450,000(a)	Bank of America Corp., 1.767% (SOFR + 73 bps), 10/24/24	9,358,917
5,700,000(a)	Bank of America Corp., 1.938% (3 Month Bloomberg Short-Term Bank Yield Index + 43 bps), 5/28/24	5,609,712
23,289,000(a)	Bank of America Corp., 2.401% (3 Month USD LIBOR + 79 bps), 3/5/24	23,148,802
14,760,000(a)	Bank of Montreal, 1.768% (SOFR + 27 bps), 9/15/23	14,638,801
12,000,000(a)	Bank of Montreal, 1.863% (SOFR + 32 bps), 7/9/24	11,826,552
3,185,000(a)	Bank of Montreal, 2.14% (SOFR + 68 bps), 3/10/23	3,178,061
18,800,000(a)	Bank of Nova Scotia, 2.443% (SOFR + 90 bps), 4/11/25	18,698,451
8,000,000(a)	Bank of Nova Scotia, 2.003% (SOFR + 46 bps), 1/10/25	7,863,766
53Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Banks — (continued)
9,200,000(a)	Bank of Nova Scotia Series FRN, 1.316% (SOFR + 45 bps), 4/15/24	$ 9,100,772
10,500,000(a)	Banque Federative du Credit Mutuel SA, 1.549% (SOFR + 41 bps), 2/4/25 (144A)	10,285,069
15,240,000(a)	Banque Federative du Credit Mutuel SA, 1.793% (3 Month USD LIBOR + 73 bps), 7/20/22 (144A)	15,235,417
2,620,000(a)	Banque Federative du Credit Mutuel SA, 2.023% (3 Month USD LIBOR + 96 bps), 7/20/23 (144A)	2,629,056
5,125,000	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/22 (144A)	5,106,212
7,500,000	BNP Paribas SA, 3.50%, 3/1/23 (144A)	7,481,213
18,400,000(a)	Canadian Imperial Bank of Commerce, 1.878% (SOFR + 40 bps), 12/14/23	18,273,569
7,000,000(a)	Citigroup, Inc., 1.675% (SOFR + 694 bps), 1/25/26	6,761,240
9,645,000(a)	Citigroup, Inc., 1.915% (3 Month USD LIBOR + 69 bps), 10/27/22	9,632,335
12,550,000(a)	Citigroup, Inc., 2.68% (SOFR + 137 bps), 5/24/25	12,445,835
15,000,000(a)	Cooperatieve Rabobank UA, 1.923% (SOFR + 38 bps), 1/10/25	14,752,650
2,350,000(a)	Cooperatieve Rabobank UA, 2.908% (3 Month USD LIBOR + 48 bps), 1/10/23	2,344,807
10,000,000(a)	Credit Suisse AG, 1.474% (SOFR + 39 bps), 2/2/24	9,857,871
10,765,000(a)	Credit Suisse Group AG, 2.945% (3 Month USD LIBOR + 120 bps), 12/14/23 (144A)	10,755,275
10,000,000	Discover Bank, 3.35%, 2/6/23	10,001,036
17,960,000(a)	DNB Bank ASA, 2.368% (SOFR + 83 bps), 3/28/25 (144A)	17,830,868
7,000,000(a)	Federation des Caisses Desjardins du Quebec, 1.732% (SOFR + 43 bps), 5/21/24 (144A)	6,874,194
5,000,000	First Horizon Corp., 3.55%, 5/26/23	4,981,375
13,880,000(a)	Goldman Sachs Group, Inc., 1.443% (SOFR + 49 bps), 10/21/24	13,534,575
20,725,000(a)	Goldman Sachs Group, Inc., 1.959% (SOFR + 50 bps), 9/10/24	20,203,223
8,502,000(a)	Goldman Sachs Group, Inc. Series FRN, 1.792% (SOFR + 54 bps), 11/17/23	8,427,298
10,000,000(a)	HSBC Holdings Plc, 1.864% (SOFR + 58 bps), 11/22/24	9,699,110
7,750,000(a)	HSBC Holdings Plc, 2.847% (SOFR + 143 bps), 3/10/26	7,669,788
15,270,000(a)	Huntington National Bank, 2.432% (SOFR + 119 bps), 5/16/25	15,119,940
10,300,000(a)	ING Groep NV, 3.178% (SOFR + 164 bps), 3/28/26	10,270,705
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2254

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
4,650,000	Intesa Sanpaolo S.p.A., 3.125%, 7/14/22 (144A)	$ 4,650,185
8,000,000(a)	JPMorgan Chase & Co., 1.901% (SOFR + 54 bps), 6/1/25	7,811,476
11,800,000(a)	JPMorgan Chase & Co., 1.914% (3 Month USD LIBOR + 73 bps), 4/23/24	11,652,501
12,270,000(a)	JPMorgan Chase & Co., 2.448% (SOFR + 97 bps), 6/14/25	12,116,748
11,294,000(a)	KeyBank NA, 1.88% (SOFR + 34 bps), 1/3/24	11,163,328
7,140,000(a)	Macquarie Bank, Ltd., 2.841% (SOFR + 131 bps), 3/21/25 (144A)	7,168,724
13,975,000(a)	Macquarie Group, Ltd., 1.567% (SOFR + 71 bps), 10/14/25 (144A)	13,744,767
25,302,000(a)	Mitsubishi UFJ Financial Group, Inc., 1.974% (3 Month USD LIBOR + 79 bps), 7/25/22	25,294,915
9,490,000	Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/22	9,490,855
7,505,000(a)	Mizuho Financial Group, Inc., 2.601% (3 Month USD LIBOR + 88 bps), 9/11/22	7,501,649
5,700,000(a)	Morgan Stanley, 2.119% (SOFR + 117 bps), 4/17/25	5,628,807
15,000,000(a)	Morgan Stanley, 2.236% (SOFR + 95 bps), 2/18/26	14,593,500
13,500,000	Morgan Stanley, 3.75%, 2/25/23	13,540,991
15,000,000(a)	National Bank of Canada, 1.656% (SOFR + 49 bps), 8/6/24	14,827,936
4,200,000(a)	NatWest Markets Plc, 1.751% (SOFR + 53 bps), 8/12/24 (144A)	4,154,848
17,240,000(a)	NatWest Markets Plc, 2.981% (SOFR + 145 bps), 3/22/25 (144A)	17,281,942
9,315,000	NatWest Markets Plc, 3.625%, 9/29/22 (144A)	9,325,600
15,000,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	15,032,088
13,159,000(a)	PNC Bank NA, 1.725% (3 Month USD LIBOR + 50 bps), 7/27/22	13,153,515
22,000,000(a)	Royal Bank of Canada, 1.192% (SOFR + 30 bps), 1/19/24	21,747,315
15,380,000(a)	Royal Bank of Canada, 1.697% (SOFR + 84 bps), 4/14/25	15,207,580
17,000,000(a)	Societe Generale S.A., 2.003% (SOFR + 105 bps), 1/21/26 (144A)	16,384,773
3,290,000(a)	Standard Chartered Plc, 2.107% (SOFR + 125 bps), 10/14/23 (144A)	3,290,069
8,880,000(a)	Standard Chartered Plc, 2.225% (SOFR + 93 bps), 11/23/25 (144A)	8,674,597
23,250,000(a)	Standard Chartered Plc, 3.281% (SOFR + 174 bps), 3/30/26 (144A)	23,254,417
55Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Banks — (continued)
6,520,000	State Street Corp., 3.10%, 5/15/23	$ 6,503,536
4,232,000(a)	Sumitomo Mitsui Financial Group, Inc., 1.784% (3 Month USD LIBOR + 74 bps), 10/18/22	4,232,479
22,118,000(a)	Sumitomo Mitsui Financial Group, Inc., 1.791% (3 Month USD LIBOR + 78 bps), 7/12/22	22,115,294
15,000,000	Swedbank AB, 1.30%, 6/2/23 (144A)	14,680,950
17,090,000(a)	Swedbank AB, 2.451% (SOFR + 91 bps), 4/4/25 (144A)	16,957,380
1,000,000(a)	Toronto-Dominion Bank, 1.684% (3 Month USD LIBOR + 64 bps), 7/19/23	998,840
9,825,000(a)	Toronto-Dominion Bank, 1.81% (SOFR + 35 bps), 9/10/24	9,655,669
5,265,000(a)	Toronto-Dominion Bank, 2.11% (3 Month USD LIBOR + 53 bps), 12/1/22	5,264,223
9,000,000(a)	Truist Bank, 1.078% (SOFR + 20 bps), 1/17/24	8,870,322
5,800,000(a)	UBS AG, 1.54% (SOFR + 36 bps), 2/9/24 (144A)	5,762,825
10,800,000(a)	UBS AG, 1.686% (SOFR + 32 bps), 6/1/23 (144A)	10,759,824
8,110,000	UBS AG/Stamford CT, 7.625%, 8/17/22	8,133,615
14,110,000(a)	UBS Group AG, 2.801% (SOFR + 158 bps), 5/12/26 (144A)	14,083,443
17,745,000(a)	Wells Fargo & Co., 2.301% (SOFR + 132 bps), 4/25/26	17,442,448
	Total Banks	$833,587,235
	Commercial Services — 0.2%
9,290,000	ERAC USA Finance LLC, 3.30%, 10/15/22 (144A)	$ 9,284,969
	Total Commercial Services	$9,284,969
	Diversified Financial Services — 2.2%
10,700,000(a)	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.221% (SOFR + 68 bps), 9/29/23	$ 10,553,509
15,735,000(a)	Air Lease Corp., 2.179% (3 Month USD LIBOR + 35 bps), 12/15/22	15,717,654
23,740,000(a)	American Express Co., 1.896% (3 Month USD LIBOR + 61 bps), 8/1/22	23,740,000
16,000,000(a)	Capital One Financial Corp., 2.133% (SOFR + 69 bps), 12/6/24	15,571,015
15,250,000(a)	Capital One Financial Corp., 2.53% (SOFR + 135 bps), 5/9/25	15,038,635
1,428,000	Capital One Financial Corp., 3.20%, 1/30/23	1,428,807
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2256

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
20,096,000	Charles Schwab Corp., 2.65%, 1/25/23	$ 20,041,271
1,000,000(a)	OWS Cre Funding I LLC, 6.613% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	986,437
	Total Diversified Financial Services	$103,077,328
	Electric — 2.0%
6,440,000(a)	American Electric Power Co., Inc. Series A, 1.766% (3 Month USD LIBOR + 48 bps), 11/1/23	$ 6,393,829
7,600,000(a)	CenterPoint Energy, Inc., 1.879% (SOFR + 65 bps), 5/13/24	7,412,651
9,175,000(a)	Dominion Energy, Inc. Series D, 2.359% (3 Month USD LIBOR + 53 bps), 9/15/23	9,133,789
11,360,000(a)	Florida Power & Light Co., 1.445% (SOFR + 25 bps), 5/10/23	11,267,946
7,005,000(a)	National Rural Utilities Cooperative Finance Corp., 1.576% (SOFR + 40 bps), 8/7/23	6,984,308
6,500,000(a)	NextEra Energy Capital Holdings, Inc., 1.507% (SOFR + 40 bps), 11/3/23	6,406,664
8,461,000(a)	NextEra Energy Capital Holdings, Inc., 1.907% (SOFR + 54 bps), 3/1/23	8,418,983
13,575,000(a)	NextEra Energy Capital Holdings, Inc., 2.066% (SOFR + 102 bps), 3/21/24	13,475,880
4,780,000	Niagara Mohawk Power Corp., 2.721%, 11/28/22 (144A)	4,763,511
6,545,000	Public Service Enterprise Group, Inc., 0.841%, 11/8/23	6,282,408
3,253,000	Public Service Enterprise Group, Inc., 2.65%, 11/15/22	3,250,394
7,000,000(a)	Southern Co. Series 2021, 1.565% (SOFR + 37 bps), 5/10/23	6,946,360
5,165,000	Virginia Electric and Power Co. Series C, 2.75%, 3/15/23	5,131,227
	Total Electric	$95,867,950
	Entertainment — 0.1%
4,700,000(a)	Magallanes, Inc., 3.283% (SOFR + 178 bps), 3/15/24 (144A)	$ 4,686,511
	Total Entertainment	$4,686,511
	Healthcare-Products — 0.2%
7,224,000(a)	Thermo Fisher Scientific, Inc., 1.408% (SOFR + 53 bps), 10/18/24	$ 7,145,469
	Total Healthcare-Products	$7,145,469
57Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Healthcare-Services — 0.8%
15,000,000	Aetna, Inc., 2.75%, 11/15/22	$ 14,983,043
7,000,000	Aetna, Inc., 2.80%, 6/15/23	6,931,207
9,631,000	Elevance Health, Inc., 0.45%, 3/15/23	9,432,477
5,000,000	Elevance Health, Inc., 3.30%, 1/15/23	5,007,131
	Total Healthcare-Services	$36,353,858
	Insurance — 1.0%
1(d)	Ambac Assurance Corp., 5.10% (144A)	$ 1
3,502,000	Aon Corp., 2.20%, 11/15/22	3,494,330
13,700,000(a)	Athene Global Funding, 1.838% (SOFR + 56 bps), 8/19/24 (144A)	13,290,324
5,365,000(a)	Metropolitan Life Global Funding I, 1.413% (SOFR + 57 bps), 1/13/23 (144A)	5,358,830
6,250,000(a)	Metropolitan Life Global Funding I, 2.441% (SOFR + 91 bps), 3/21/25 (144A)	6,235,122
6,500,000(a)	Principal Life Global Funding II, 1.252% (SOFR + 45 bps), 4/12/24 (144A)	6,425,900
5,400,000(a)	Principal Life Global Funding II, 1.708% (SOFR + 38 bps), 8/23/24 (144A)	5,302,928
9,030,000(a)	Protective Life Global Funding, 2.518% (SOFR + 98 bps), 3/28/25 (144A)	9,017,900
	Total Insurance	$49,125,335
	Lodging — 0.1%
4,660,000(a)	Hyatt Hotels Corp., 2.591% (SOFR + 105 bps), 10/1/23	$ 4,651,426
	Total Lodging	$4,651,426
	Media — 0.2%
9,910,000(a)	Walt Disney Co., 1.97% (3 Month USD LIBOR + 39 bps), 9/1/22	$ 9,902,424
	Total Media	$9,902,424
	Oil & Gas — 0.8%
2,775,000(a)	BP Capital Markets Plc, 2.746% (3 Month USD LIBOR + 65 bps), 9/19/22	$ 2,773,812
8,115,000	Canadian Natural Resources, Ltd., 2.95%, 1/15/23	8,086,046
16,885,000(a)	Chevron Corp., 2.299% (3 Month USD LIBOR + 90 bps), 5/11/23	16,919,958
11,405,000(a)	Exxon Mobil Corp., 1.741% (3 Month USD LIBOR + 33 bps), 8/16/22	11,392,816
	Total Oil & Gas	$39,172,632
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2258

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — 0.8%
17,080,000(a)	AbbVie, Inc., 2.155% (3 Month USD LIBOR + 65 bps), 11/21/22	$ 17,056,807
3,958,000	AmerisourceBergen Corp., 0.737%, 3/15/23	3,881,857
15,000,000	Cigna Corp., 3.75%, 7/15/23	15,034,680
4,274,000	Zoetis, Inc., 3.25%, 2/1/23	4,259,121
	Total Pharmaceuticals	$40,232,465
	Pipelines — 0.4%
15,201,000	Enbridge, Inc., 2.90%, 7/15/22	$ 15,199,942
5,851,000	Energy Transfer LP, 3.60%, 2/1/23	5,834,757
	Total Pipelines	$21,034,699
	Retail — 0.5%
12,249,000	AutoZone, Inc., 3.125%, 7/15/23	$ 12,201,160
10,812,000	TJX Cos., Inc., 2.50%, 5/15/23	10,795,934
	Total Retail	$22,997,094
	Semiconductors — 0.1%
4,600,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	$ 4,446,556
	Total Semiconductors	$4,446,556
	Trucking & Leasing — 0.2%
7,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.25%, 1/17/23 (144A)	$ 7,474,424
	Total Trucking & Leasing	$7,474,424
	Total Corporate Bonds (Cost $1,424,485,997)	$1,403,293,089

	Insurance-Linked Securities — 3.8% of Net Assets#
	Event Linked Bonds — 2.0%
	Earthquakes – California — 0.1%
2,000,000(a)	Phoenician Re, 4.193%, (3 Month U.S. Treasury Bill + 250 bps), 12/14/24 (144A)	$ 1,933,000
750,000(a)	Ursa Re, 7.609%, (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	744,000
4,000,000(a)	Ursa Re II, 5.45%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	3,984,000
		$6,661,000
	Earthquakes – Mexico — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 5.141%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 501,500
59Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Earthquakes - U.S. — 0.0%†
1,000,000(a)	Torrey Pines Re Pte, Ltd., 5.844%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	$ 977,250
	Earthquakes - U.S. & Canada — 0.1%
2,500,000(a)	Acorn Re, 4.344%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,467,000
	Health – U.S. — 0.1%
3,500,000(a)	Vitality Re X, 3.443%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 3,473,400
	Inland Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 12.948%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 1,443,000
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 7.128%, (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$ 247,475
	Multiperil – U.S. — 0.7%
1,500,000(a)	Bonanza Re, 6.714%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	$ 1,481,700
125,000(a)	Caelus Re V, 1.726%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	93,750
750,000(a)	Caelus Re V, 1.938%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	75
500,000(a)	Caelus Re V, 2.338%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	350,000
750,000(a)	Caelus Re VI, 7.218%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	732,000
4,500,000(a)	Easton Re Pte, 5.616%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	4,415,850
2,000,000(a)	Four Lakes Re, 6.448%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	1,969,200
1,750,000(a)	Four Lakes Re, 8.993%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,734,250
500,000(a)	Herbie Re Ltd., 8.574%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/25 (144A)	503,650
5,000,000(a)	Matterhorn Re, 6.825%, (SOFR + 525 bps), 3/24/25 (144A)	4,880,000
2,000,000(a)	Matterhorn Re, 9.26%, (SOFR + 775 bps), 3/24/25 (144A)	1,964,800
1,500,000(a)	Residential Reinsurance 2020, 7.806%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,498,350
5,000,000(a)	Residential Reinsurance 2021, 7.024%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	4,852,500
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2260

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
2,750,000(a)	Sanders Re II, 4.788%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	$ 2,712,875
3,000,000(a)	Sanders Re II, 5.088%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/25 (144A)	2,941,200
3,000,000(a)	Sanders Re III, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	2,976,000
1,000,000(a)	Sussex Capital UK Pcc, Ltd., 9.878%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	989,600
		$34,095,800
	Multiperil – U.S. & Canada — 0.2%
2,500,000(a)	Hypatia, Ltd., 9.169%, (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	$ 2,487,500
1,000,000(a)	Hypatia, Ltd., 11.97%, (3 Month U.S. Treasury Bill + 1,038 bps), 6/7/23 (144A)	995,000
250,000(a)	Matterhorn Re, 7.172%, (SOFR + 575 bps), 12/8/25 (144A)	241,125
1,000,000(a)	Mona Lisa Re, 8.844%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	980,000
4,000,000(a)	Mystic Re IV, 7.654%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	3,860,400
		$8,564,025
	Multiperil – U.S. Regional — 0.1%
700,000(a)	First Coast Re II Pte, Ltd., 7.07%, (3 Month U.S. Treasury Bill + 518 bps), 6/7/23 (144A)	$ 690,620
1,000,000(a)	Kilimanjaro III Re, Ltd., 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	999,900
3,500,000(a)	Long Point Re IV, Ltd., 5.945%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	3,496,500
400,000(a)	Matterhorn Re, 6.693%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	360,000
		$5,547,020
	Multiperil – Worldwide — 0.0%†
1,500,000(a)	Northshore Re II, 7.445%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 1,460,250
	Pandemic – U.S — 0.1%
3,000,000(a)	Vitality Re XI, 3.359%, (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	$ 2,926,500
1,250,000(a)	Vitality Re XI, 3.493%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	1,219,375
		$4,145,875
61Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Windstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, Ltd., 8.698%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 1,992,000
2,200,000(a)	Merna Reinsurance II, Ltd., 7.344%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	2,108,150
		$4,100,150
	Windstorm - Jamaica — 0.1%
4,000,000(a)	International Bank for Reconstruction & Development, 5.97%, (SOFR + 445 bps), 12/29/23 (144A)	$ 3,930,800
	Windstorm - Mexico — 0.0%†
500,000(a)(e)	International Bank for Reconstruction & Development, 8.141%, (3 Month USD LIBOR + 650 bps), 3/13/24 (144A)	$ 504,500
	Windstorm - North Carolina — 0.1%
3,000,000(a)	Cape Lookout Re, Ltd., 6.844%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 2,967,300
	Windstorm - Texas — 0.1%
2,500,000(a)	Alamo Re, 7.35%, (1 Month U.S. Treasury Bill + 546 bps), 6/8/23 (144A)	$ 2,466,500
	Windstorm – U.S — 0.0%†
2,000,000(a)	Bonanza Re, 6.448%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 1,971,000
250,000(a)	Bonanza Re, 7.448%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	246,525
250,000(a)	Bowline Re 2019-1, 10.688%, (3 Month U.S. Treasury Bill + 885 bps), 3/20/23 (144A)	246,775
		$2,464,300
	Windstorm – U.S. Regional — 0.2%
2,500,000(a)	Citrus Re, Ltd., 6.944%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/25 (144A)	$ 2,490,000
1,000,000(a)	Commonwealth Re, Ltd., 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	999,000
1,500,000(a)	Matterhorn Re, 5.836%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	1,477,650
3,000,000(a)	Matterhorn Re, 7.126%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	2,949,900
		$7,916,550
	Total Event Linked Bonds	$93,933,695
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2262

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.6%
	Earthquakes – California — 0.1%
2,980,000(e)(f)+	Adare Re 2021, 9/30/27	$ 3,099,584
3,018,000(e)(f)+	Adare Re 2022, 12/31/27	3,090,826
		$6,190,410
	Multiperil – Massachusetts — 0.1%
1,500,000(f)+	Ailsa Re 2022, 5/31/28	$ 1,450,260
3,500,000(e)(f)+	Denning Re 2021, 7/31/25	3,505,834
		$4,956,094
	Multiperil – U.S. — 0.1%
1,000,000(e)(f)+	Ballybunion Re 2021-2, 6/30/25	$ 1,034,800
2,088,182(e)(f)+	Ballybunion Re 2022, 12/31/27	2,109,064
250,000(e)(f)+	Dingle Re 2020, 12/31/22	1,487
3,250,000(f)+	Port Royal Re 2022, 4/30/28	3,153,075
		$6,298,426
	Multiperil – U.S. Regional — 0.1%
3,000,000(e)(f)+	Ailsa Re 2021, 6/30/25	$ 3,123,195
	Multiperil – Worldwide — 0.1%
1,000,000(f)+	Aureolin Re 2022, 3/31/28	$ 923,555
1,000,000(e)(f)+	Cypress Re 2017, 1/31/23	100
4,500,000(f)+	Gamboge Re 2022, 3/31/28	4,160,367
223,000(e)(f)+	Limestone Re, 10/1/23 (144A)	—
2,500,000(e)(f)+	Resilience Re, 5/1/23	—
		$5,084,022
	Windstorm – Florida — 0.0%†
2,000,000(e)(f)+	Formby Re 2018, 2/28/23	$ 179,018
800,000(e)(f)+	Portrush Re 2017, 6/15/23	510,480
		$689,498
	Windstorm – U.S. Regional — 0.1%
1,500,000(e)(f)+	Isosceles Insurance, Ltd., 7/10/23	$ 1,485,000
500,000(e)(f)+	Oakmont Re 2017, 4/30/23	14,700
1,500,000(f)+	Oakmont Re 2022, 4/1/28	1,405,450
		$2,905,150
	Total Collateralized Reinsurance	$29,246,795
	Reinsurance Sidecars — 1.0%
	Multiperil – U.S. — 0.0%†
543,248(e)(f)+	Carnoustie Re 2022, 12/31/27	$ 566,521
63Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
2,000,000(e)(g)+	Harambee Re 2018, 12/31/22	$ —
4,000,000(e)(g)+	Harambee Re 2019, 12/31/22	11,200
		$577,721
	Multiperil – Worldwide — 1.0%
2,000(e)(f)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 9,146
36,448(e)(g)+	Alturas Re 2019-2, 3/10/23	12,356
4,000,000(e)(g)+	Alturas Re 2021-3, 7/31/25	3,664,000
500,000(e)(g)+	Alturas Re 2022-2, 12/31/27	520,750
2,500,000(e)(f)+	Bantry Re 2016, 3/31/23	151,125
4,000,000(e)(f)+	Bantry Re 2019, 12/31/22	135,855
3,000,000(e)(f)+	Bantry Re 2022, 12/31/27	3,103,374
5,120,164(e)(f)+	Berwick Re 2018-1, 12/31/22	395,789
3,658,035(e)(f)+	Berwick Re 2019-1, 12/31/22	437,135
4,500,000(e)(f)+	Berwick Re 2022, 12/31/27	4,633,168
35,797(e)(f)+	Eden Re II, 3/22/23 (144A)	91,025
4,000(e)(f)+	Eden Re II, 3/22/23 (144A)	10,263
3,000,000(e)(f)+	Gleneagles Re 2022, 12/31/27	3,042,641
2,118,314(e)(f)+	Gullane Re 2018, 12/31/22	131,133
4,000,000(e)(f)+	Gullane Re 2022, 12/31/27	4,148,849
500,000(e)(g)+	Lion Rock Re 2019, 1/31/23	—
2,744,544(e)(g)+	Lorenz Re 2019, 6/30/23	318,367
3,000,000(e)(f)+	Merion Re 2018-2, 12/31/22	496,500
4,000,000(e)(f)+	Merion Re 2022-2, 12/31/27	4,053,822
1,500,000(e)(f)+	Pangaea Re 2016-2, 11/30/22	2,675
2,000,000(e)(f)+	Pangaea Re 2018-1, 12/31/22	42,109
4,000,000(e)(f)+	Pangaea Re 2018-3, 7/1/23	82,974
2,800,000(e)(f)+	Pangaea Re 2019-1, 2/1/23	58,345
2,941,254(e)(f)+	Pangaea Re 2019-3, 7/1/23	105,799
4,000,000(e)(f)+	Pangaea Re 2021-3, 7/1/25	100,461
2,500,000(e)(f)+	Pangaea Re 2022-1, 12/31/27	2,500,000
3,500,000(f)+	Pangaea Re 2022-3, 5/31/28	3,535,000
4,000,000(e)(f)+	RosaPenna Re 2021, 7/31/25	4,208,000
2,400,000(e)(f)+	Sector Re V, 12/1/23 (144A)	307,107
800,000(e)(f)+	Sector Re V, 3/1/24 (144A)	599,872
1,861(e)(f)+	Sector Re V, 3/1/24 (144A)	45,006
160,000(e)(f)+	Sector Re V, 12/1/24 (144A)	455,599
2,500,000(f)+	Sector Re V, 12/1/26 (144A)	2,557,293
3,000,000(e)(g)+	Thopas Re 2019, 12/31/22	4,800
3,500,000(e)(g)+	Thopas Re 2022, 12/31/27	3,618,300
4,000,000(e)(g)+	Torricelli Re 2021, 7/31/25	4,079,600
2,000,000(e)(f)+	Versutus Re 2018, 12/31/22	2,200
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2264

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,765,095(e)(f)+	Versutus Re 2019-A, 12/31/22	$ 7,590
1,434,906(e)(f)+	Versutus Re 2019-B, 12/31/22	4,305
750,000(e)(g)+	Viribus Re 2018, 12/31/22	—
2,500,000(e)(g)+	Viribus Re 2019, 12/31/22	33,500
1,724,784(e)(f)+	Woburn Re 2018, 12/31/22	90,693
809,418(e)(f)+	Woburn Re 2019, 12/31/22	172,606
		$47,969,132
	Total Reinsurance Sidecars	$48,546,853
	Industry Loss Warranties — 0.2%
	Earthquakes - U.S. — 0.1%
5,000,000(f)+	Vermillion Re 2022, 12/31/27	$ 4,889,075
	Windstorm – U.S — 0.0%†
1,000,000(e)(f)+	Ballylifin Re 2021, 9/15/25	$ 703,100
	Windstorm – U.S. Regional — 0.1%
3,000,000(f)+	Streamsong Re 2022, 12/15/27	$ 2,780,806
	Total Industry Loss Warranties	$8,372,981
	Total Insurance-Linked Securities (Cost $183,185,114)	$180,100,324

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 1.4% of Net Assets
3,433(a)	Fannie Mae, 1.954%, (12 Month USD LIBOR + 167 bps), 1/1/48	$ 3,425
4,249(a)	Fannie Mae, 2.182%, (1 Year CMT Index + 209 bps), 9/1/32	4,288
5,466(a)	Fannie Mae, 2.295%, (1 Year CMT Index + 217 bps), 2/1/34	5,407
5,889(a)	Fannie Mae, 2.502%, (1 Year CMT Index + 220 bps), 10/1/32	5,828
2,518,092	Fannie Mae, 3.000%, 3/1/47	2,389,812
2,168,793	Fannie Mae, 3.000%, 4/1/50	2,064,374
1,965,808	Fannie Mae, 3.000%, 8/1/50	1,872,901
3,986,503	Fannie Mae, 3.000%, 11/1/50	3,794,676
27,800,000	Fannie Mae, 4.000%, 7/1/52 (TBA)	27,445,984
27,800,000	Fannie Mae, 4.500%, 7/1/52 (TBA)	27,942,258
1,376(a)	Federal Home Loan Mortgage Corp., 2.250%, (12 Month USD LIBOR + 200 bps), 11/1/33	1,377
65Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
135(a)	Federal Home Loan Mortgage Corp., 2.285%, (1 Year CMT Index + 227 bps), 10/1/23	$ 135
114(a)	Federal Home Loan Mortgage Corp., 4.371%, (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 212 bps), 6/1/35	114
	Total U.S. Government and Agency Obligations (Cost $65,869,820)	$65,530,579

	SHORT TERM INVESTMENTS — 9.0% of Net Assets
	Repurchase Agreements — 2.3%
12,000,000	$12,000,000 Bank of America, 1.53%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by $12,240,001 Government National Mortgage Association, 2.0%-2.5%, 5/20/52-6/20/52	$ 12,000,000
32,500,000	$32,500,000 Scotia Capital Inc., 1.50%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by the following: $33,144,988 Federal Farm Credit Banks Funding Corporation, 3.0%-4.3%, 3/8/32-5/17/32, $6,863 Federal National Mortgage Association, 3.0%-4.0%, 3/1/41-1/1/52	32,500,000
32,500,000	$32,500,000 RBC Dominion Securities Inc., 1.48%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by the following: $20,479,422 U.S. Treasury Bill, 12/29/22, $12,671,969 U.S. Treasury Note, 0.625%-2.5%, 4/30/24-5/15/30	32,500,000
16,100,000	$16,100,000 Toronto-Dominion Bank, 1.48%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by $16,422,036 U.S. Treasury Bonds, 5.25%, 2/15/29	16,100,000
16,100,000	$16,100,000 Toronto-Dominion Bank, 1.50%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by $16,422,000 Federal Home Loan Mortgage Corporation, 3.5%, 4/1/47	16,100,000
		$109,200,000
	Commercial Paper — 6.7% of Net Assets
23,500,000	Alexandria Real Estate Equities, Inc., 7/6/22	$ 23,493,514
15,400,000	AMELECO Electric Supply, Inc., 7/12/22	15,390,278
20,000,000	Aon Corp., 7/5/22	19,994,969
13,000,000	Centerpoint Energy, Inc., 7/1/22	12,999,327
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2266

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
17,400,000	Duke Energy Co., 7/13/22	$ 17,388,049
24,000,000	Enel Finance America LLC, 7/5/22	23,993,863
20,000,000	Energy Transfer LP, 7/1/22	19,998,857
15,000,000	Hyundai Capital America, 7/5/22	14,996,090
20,000,000	Jabil, Inc., 7/1/22	19,998,759
10,000,000	Mohawk Industries, Inc., 7/5/22	9,997,443
10,000,000	Mohawk Industries, Inc., 7/6/22	9,996,923
20,000,000	Protective Life Corp., 7/1/22	19,999,000
23,500,000	Prudential PLC, 7/6/22	23,493,867
18,500,000	Realtruck, Inc., 7/12/22	18,488,320
20,000,000	Rekor Systems, Inc., 7/5/22	19,995,436
25,000,000	Sonoco Products Co., 7/1/22	24,998,733
25,000,000	Wisconsin Electric Power Co., 7/1/22	24,998,921
	Total Commercial Paper (Cost $320,237,497)	$320,222,349

	TOTAL SHORT TERM INVESTMENTS (Cost $429,437,497)	$429,422,349
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.4% (Cost $4,743,148,511)	$4,631,390,838
	OTHER ASSETS AND LIABILITIES — 2.6%	$121,922,133
	net assets — 100.0%	$4,753,312,971

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Strips	Separate trading of Registered interest and principal of securities.
67Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $2,736,434,163, or 57.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2022.
(b)	This term loan will settle after June 30, 2022, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2022.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Non-income producing security.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$2,467,000
Adare Re 2021	9/29/2021	2,980,000	3,099,584
Adare Re 2022	12/30/2021	3,018,000	3,090,826
Ailsa Re 2021	7/12/2021	3,000,000	3,123,195
Ailsa Re 2022	6/30/2022	1,450,260	1,450,260
Alamo Re	5/29/2020	2,500,000	2,466,500
Alturas Re 2019-1	12/20/2018	2,000	9,146
Alturas Re 2019-2	12/19/2018	36,448	12,356
Alturas Re 2021-3	7/1/2021	4,000,000	3,664,000
Alturas Re 2022-2	1/6/2022	500,000	520,750
Aureolin Re 2022	5/5/2022	898,000	923,555
Ballybunion Re 2021-2	8/2/2021	1,000,000	1,034,800
Ballybunion Re 2022	3/9/2022	2,088,182	2,109,064
Ballylifin Re 2021	9/15/2021	818,067	703,100
Bantry Re 2016	2/6/2019	151,125	151,125
Bantry Re 2019	2/1/2019	—	135,855
Bantry Re 2022	1/28/2022	3,000,000	3,103,374
Berwick Re 2018-1	1/10/2018	747,887	395,789
Berwick Re 2019-1	12/31/2018	437,104	437,135
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2268

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2022	12/28/2021	$4,500,000	$4,633,168
Bonanza Re	12/15/2020	2,000,000	1,971,000
Bonanza Re	2/13/2020	1,500,000	1,481,700
Bonanza Re	3/11/2022	250,000	246,525
Bowline Re 2019-1	3/12/2019	250,000	246,775
Caelus Re V	4/27/2017	125,000	93,750
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
Caelus Re VI	2/20/2020	750,000	732,000
Cape Lookout Re, Ltd.	3/16/2022	3,000,000	2,967,300
Carnoustie Re 2022	1/18/2022	543,248	566,521
Citrus Re, Ltd.	4/11/2022	2,500,000	2,490,000
Commonwealth Re, Ltd.	6/15/2022	1,000,000	999,000
Cypress Re 2017	1/24/2017	3,361	100
Denning Re 2021	7/23/2021	3,424,022	3,505,834
Dingle Re 2020	2/13/2020	—	1,487
Easton Re Pte	12/15/2020	4,500,000	4,415,850
Eden Re II	1/22/2019	4,198	91,025
Eden Re II	12/14/2018	1,152	10,263
First Coast Re II Pte, Ltd.	6/15/2020	692,911	690,620
FloodSmart Re	2/14/2022	1,500,000	1,443,000
Formby Re 2018	7/9/2018	121,184	179,018
Four Lakes Re	11/5/2020	1,750,000	1,734,250
Four Lakes Re	12/15/2021	2,000,000	1,969,200
Gamboge Re 2022	4/11/2022	4,046,823	4,160,367
Gleneagles Re 2022	1/18/2022	3,000,000	3,042,641
Gullane Re 2018	3/26/2018	—	131,133
Gullane Re 2022	2/14/2022	4,000,000	4,148,849
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	11,200
Herbie Re Ltd.	10/19/2020	500,000	503,650
Hypatia, Ltd.	7/10/2020	2,500,000	2,487,500
Hypatia, Ltd.	7/10/2020	1,000,000	995,000
Integrity Re, Ltd.	5/9/2022	2,000,000	1,992,000
International Bank for Reconstruction & Development	2/28/2020	500,000	501,500
International Bank for Reconstruction & Development	7/19/2021	4,000,000	3,930,800
International Bank for Reconstruction & Development	2/28/2020	500,000	504,500
Isosceles Insurance, Ltd.	6/25/2021	1,500,000	1,485,000
Kilimanjaro III Re, Ltd.	6/15/2022	1,000,000	999,900
Limestone Re	6/20/2018	1,771	—
Lion Rock Re 2019	12/17/2018	—	—
Long Point Re IV, Ltd.	5/13/2022	3,500,000	3,496,500
69Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	6/26/2019	$860,579	$318,367
Matterhorn Re	6/5/2020	397,390	360,000
Matterhorn Re	11/24/2020	1,500,000	1,477,650
Matterhorn Re	11/24/2020	3,000,000	2,949,900
Matterhorn Re	12/15/2021	250,000	241,125
Matterhorn Re	3/10/2022	5,000,000	4,880,000
Matterhorn Re	3/10/2022	2,000,000	1,964,800
Merion Re 2018-2	12/28/2017	123,456	496,500
Merion Re 2022-2	2/22/2022	4,000,000	4,053,822
Merna Reinsurance II, Ltd.	6/8/2021	2,200,000	2,108,150
Mona Lisa Re	6/22/2021	1,000,000	980,000
Mystic Re IV	6/9/2021	4,000,000	3,860,400
Northshore Re II	12/2/2020	1,500,000	1,460,250
Oakmont Re 2017	5/10/2017	—	14,700
Oakmont Re 2022	5/4/2022	1,359,880	1,405,450
Pangaea Re 2016-2	5/31/2016	—	2,675
Pangaea Re 2018-1	12/26/2107	285,564	42,109
Pangaea Re 2018-3	5/31/2018	963,444	82,974
Pangaea Re 2019-1	1/9/2019	29,396	58,345
Pangaea Re 2019-3	7/25/2019	88,238	105,799
Pangaea Re 2021-3	6/17/2021	209,281	100,461
Pangaea Re 2022-1	1/7/2022	2,500,000	2,500,000
Pangaea Re 2022-3	6/27/2022	3,500,000	3,535,000
Phoenician Re	12/1/2021	2,000,000	1,933,000
Port Royal Re 2022	6/3/2022	3,142,230	3,153,075
Portrush Re 2017	6/12/2017	613,588	510,480
Residential Reinsurance 2020	10/30/2020	1,500,000	1,498,350
Residential Reinsurance 2021	10/28/2021	5,000,000	4,852,500
Resilience Re	2/8/2017	1,209	—
RosaPenna Re 2021	7/16/2021	4,000,000	4,208,000
Sanders Re II	5/20/2020	250,000	247,475
Sanders Re II	11/23/2021	2,752,500	2,712,875
Sanders Re II	5/24/2021	3,000,000	2,941,200
Sanders Re III	3/22/2022	3,000,000	2,976,000
Sector Re V	12/4/2018	492,194	307,107
Sector Re V	1/1/2020	160,000	455,599
Sector Re V	4/23/2019	800,000	599,872
Sector Re V	5/1/2019	1,861	45,006
Sector Re V	12/6/2021	2,500,000	2,557,293
Streamsong Re 2022	6/9/2022	2,771,250	2,780,806
Sussex Capital UK Pcc, Ltd.	12/7/2020	1,000,000	989,600
Thopas Re 2019	12/21/2018	—	4,800
Thopas Re 2022	2/7/2022	3,500,000	3,618,300
Torrey Pines Re Pte, Ltd.	3/12/2021	1,000,000	977,250
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2270

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Torricelli Re 2021	7/1/2021	$4,000,000	$4,079,600
Ursa Re	11/20/2019	748,264	744,000
Ursa Re II	10/8/2020	4,000,000	3,984,000
Vermillion Re 2022	2/22/2022	4,777,500	4,889,075
Versutus Re 2018	1/31/2018	—	2,200
Versutus Re 2019-A	1/28/2019	—	7,590
Versutus Re 2019-B	12/24/2018	—	4,305
Viribus Re 2018	12/22/2017	59,175	—
Viribus Re 2019	12/27/2018	—	33,500
Vitality Re X	2/3/2020	3,499,215	3,473,400
Vitality Re XI	1/23/2020	3,000,000	2,926,500
Vitality Re XI	1/23/2020	1,246,617	1,219,375
Woburn Re 2018	3/20/2018	574,457	90,693
Woburn Re 2019	1/30/2019	144,622	172,606
Total Restricted Securities			$180,100,324
% of Net assets			3.8%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,130	U.S. 2 Year Note (CBT)	9/30/22	$(238,651,038)	$(237,317,657)	$1,333,381
412	U.S. 5 Year Note (CBT)	9/30/22	(46,674,689)	(46,247,000)	427,689
162	U.S. 10 Year Note (CBT)	9/21/22	(19,452,510)	(19,202,063)	250,447
60	U.S. Long Bond (CBT)	9/21/22	(8,468,648)	(8,317,500)	151,148
			$(313,246,885)	$(311,084,220)	$2,162,665
TOTAL FUTURES CONTRACTS			$(313,246,885)	$(311,084,220)	$2,162,665
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
71Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$195,070,714	$—	$195,070,714
Asset Backed Securities	—	1,201,833,880	—	1,201,833,880
Collateralized Mortgage Obligations	—	747,277,729	—	747,277,729
Commercial Mortgage-Backed Securities	—	408,862,174	—	408,862,174
Corporate Bonds	—	1,403,293,089	—	1,403,293,089
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	6,190,410	6,190,410
Multiperil – Massachusetts	—	—	4,956,094	4,956,094
Multiperil – U.S.	—	—	6,298,426	6,298,426
Multiperil – U.S. Regional	—	—	3,123,195	3,123,195
Multiperil – Worldwide	—	—	5,084,022	5,084,022
Windstorm – Florida	—	—	689,498	689,498
Windstorm – U.S. Regional	—	—	2,905,150	2,905,150
Reinsurance Sidecars
Multiperil – U.S.	—	—	577,721	577,721
Multiperil – Worldwide	—	—	47,969,132	47,969,132
Industry Loss Warranties
Earthquakes - U.S.	—	—	4,889,075	4,889,075
Windstorm – U.S	—	—	703,100	703,100
Windstorm – U.S. Regional	—	—	2,780,806	2,780,806
All Other Insurance-Linked Securities	—	93,933,695	—	93,933,695
U.S. Government and Agency Obligations	—	65,530,579	—	65,530,579
Repurchase Agreements	—	109,200,000	—	109,200,000
Commercial Paper	—	320,222,349	—	320,222,349
Total Investments in Securities	$—	$4,545,224,209	$86,166,629	$4,631,390,838
Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/2272

Schedule of Investments  |  6/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on futures contracts	$2,162,665	$—	$—	$2,162,665
Total Other Financial Instruments	$2,162,665	$—	$—	$2,162,665
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 3/31/22	$75,589,493
Realized gain (loss)	(4,625,918)
Changed in unrealized appreciation (depreciation)	1,151,945
Accrued discounts/premiums	(11,021)
Purchases	17,168,443
Sales	(3,106,313)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 6/30/22	$86,166,629
*	Transfers are calculated on the beginning of period values. During the three months ended June 30, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2022:	$580,071
73Pioneer Multi-Asset Ultrashort Income Fund |  | 6/30/22